Schedule of Investments (unaudited) January 31, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
522 Funding Clo I Ltd., Series 2019-5A, Class E, (3 mo. LIBOR US + 7.34%), 7.58%, 01/15/33(a)(b)	USD	250	$249,553
Ajax Mortgage Loan Trust, Series 2017-D, Class B, 7.50%, 12/25/57(a)(b)(c)		894	697,020
AMMC CLO 19 Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 7.00%), 7.24%, 10/15/28(a)(b)		1,000	999,958
Anchorage Capital CLO Ltd.(a)(b)
Series 2014-5RA, Class E, (3 mo. LIBOR US + 5.40%), 5.64%, 01/15/30		860	804,813
Series 2015-6A, Class DR, (3 mo. LIBOR US + 3.55%), 3.79%, 07/15/30		1,000	1,000,436
Series 2015-7A, Class D1R2, (3 mo. LIBOR US + 3.50%), 3.72%, 01/28/31		250	250,000
Series 2016-8A, Class DR, (3 mo. LIBOR US + 3.00%), 3.22%, 07/28/28		1,000	999,697
Ares LV CLO Ltd., Series 2020-55A, Class D, (3 mo. LIBOR US + 4.83%), 5.07%, 04/15/31(a)(b)		1,000	999,922
Ares XLI CLO Ltd., Series 2016-41A, Class D, (3 mo. LIBOR US + 4.20%), 4.44%, 01/15/29(a)(b)		900	899,888
Argent Securities Trust, Series 2006-W5, Class A1A, (1 mo. LIBOR US + 0.30%), 0.43%, 06/25/36(a)		5,149	3,903,348
Bain Capital Credit CLO Ltd., Series 2020-2A, Class D, (3 mo. LIBOR US + 4.81%), 5.03%, 07/19/31(a)(b)(c)		250	251,325
Battalion CLO XI Ltd., Series 2017-11A, Class E, (3 mo. LIBOR US + 5.98%), 6.20%, 10/24/29(a)(b)		325	320,301
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE9, Class 2A, (1 mo. LIBOR US + 0.14%), 0.27%, 11/25/36(a)		2,038	1,978,209
Benefit Street Partners CLO VI Ltd.(a)(b)
Series 2015-VIA, Class BR, (3 mo. LIBOR US + 2.40%), 2.62%, 10/18/29		1,000	984,438
Series 2015-VIA, Class CR, (3 mo. LIBOR US + 3.45%), 3.67%, 10/18/29		1,000	995,860
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class CR, (3 mo. LIBOR US + 3.50%), 3.74%, 01/15/29(a)(b)		420	418,438
Benefit Street Partners CLO XVIII Ltd., Series 2019- 18A, Class E, (3 mo. LIBOR US + 6.90%), 7.14%, 10/15/32(a)(b)		500	505,505
Benefit Street Partners CLO XX Ltd., Series 2020- 20A, Class C, (3 mo. LIBOR US + 2.60%), 2.84%, 07/15/31(a)(b)		250	248,545
Brookside Mill CLO Ltd., Series 2013-1A, Class DR, (3 mo. LIBOR US + 2.65%), 2.87%, 01/17/28(a)(b)		250	241,127
Carrington Mortgage Loan Trust(a)
Series 2006-FRE2, Class A2, (1 mo. LIBOR US + 0.12%), 0.25%, 10/25/36		3,818	3,384,410
Series 2006-FRE2, Class A5, (1 mo. LIBOR US + 0.08%), 0.21%, 03/25/35		7,866	6,942,750
CarVal CLO III Ltd., Series 2019-2A, Class E, (3 mo. LIBOR US + 6.44%), 6.66%, 07/20/32(a)(b)		500	489,544
C-BASS Trust, Series 2006-CB7, Class A4, (1 mo. LIBOR US + 0.16%), 0.29%, 10/25/36(a)		5,912	5,001,497
CIFC Funding Ltd., Series 2020-1A, Class D, (3 mo. LIBOR US + 4.00%), 4.24%, 07/15/32(a)(b)		500	501,424
Citigroup Mortgage Loan Trust, Series 2006-FX1, Class A7, 5.78%, 10/25/36		435	361,471

Security		Par (000)	Value

Asset-Backed Securities (continued)
Clear Creek CLO, Series 2015-1A, Class DR, (3 mo. LIBOR US + 2.95%), 3.17%, 10/20/30(a)(b)	USD	250	$246,252
Countrywide Asset-Backed Certificates, Series 2006- 26, Class 1A, (1 mo. LIBOR US + 0.14%), 0.27%, 06/25/37(a)		729	682,111
Dryden 75 CLO Ltd., Series 2019-75A, Class CR, (3 mo. LIBOR US + 2.40%), 2.64%, 07/15/30(a)(b)		500	500,352
Elmwood CLO III Ltd., Series 2019-3A, Class E, (3 mo. LIBOR US + 7.00%), 7.24%, 10/15/32(a)(b)		950	945,955
Fremont Home Loan Trust(a)
Series 2006-A, Class 2A3, (1 mo. LIBOR US + 0.16%), 0.29%, 05/25/36		21,319	15,663,781
Series 2006-D, Class 2A3, (1 mo. LIBOR US + 0.15%), 0.28%, 11/25/36		19,249	9,515,830
Galaxy CLO Ltd., Series 2015-21A, Class ER, (3 mo. LIBOR US + 5.25%), 5.47%, 04/20/31(a)(b)		500	471,798
Galaxy XXIX CLO Ltd., Series 2018-29A, Class D, (3 mo. LIBOR US + 2.40%), 2.62%, 11/15/26(a)(b)		530	517,519
Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-E, Class 2A3, (1 mo. LIBOR US + 0.17%), 0.30%, 04/25/37(a)		9,371	7,396,011
HPS Loan Management Ltd.(a)(b)
Series 10A-16, Class C, (3 mo. LIBOR US + 3.65%), 3.87%, 01/20/28		2,500	2,499,122
Series 8A-2016, Class ER, (3 mo. LIBOR US + 5.50%), 5.72%, 07/20/30		1,000	945,467
Kayne CLO 6 Ltd., Series 2019-6A, Class E, (3 mo. LIBOR US + 7.53%), 7.75%, 01/20/33(a)(b)		500	505,271
Long Beach Mortgage Loan Trust(a)
Series 2006-10, Class 2A3, (1 mo. LIBOR US + 0.16%), 0.29%, 11/25/36		10,591	4,484,659
Series 2006-7, Class 2A3, (1 mo. LIBOR US + 0.16%), 0.29%, 08/25/36		5,970	3,191,974
Madison Park Funding X Ltd.(a)(b)
Series 2012-10A, Class DR2, (3 mo. LIBOR US + 3.25%), 3.47%, 01/20/29		750	747,300
Series 2012-10A, Class ER2, (3 mo. LIBOR US + 6.40%), 6.62%, 01/20/29		1,500	1,459,607
Madison Park Funding XVI Ltd., Series 2015-16A, Class C, (3 mo. LIBOR US + 3.70%), 3.92%, 04/20/26(a)(b)		1,000	1,000,294
Mastr Asset-Backed Securities Trust, Series 2006-HE2, Class A3, (1 mo. LIBOR US + 0.30%), 0.43%, 06/25/36(a)		8,696	4,866,679
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ER, (3 mo. LIBOR US + 5.00%), 5.24%, 01/15/28(a)(b)		710	699,511
Neuberger Berman Loan Advisers CLO Ltd., Series 2020-37A, Class C, (3 mo. LIBOR US + 2.50%), 2.72%, 07/20/31(a)(b)		400	400,960
Oaktree CLO Ltd., Series 2015-1A, Class DR, (3 mo. LIBOR US + 5.20%), 5.42%, 10/20/27(a)(b)		1,000	907,679
Octagon Investment Partners 31 LLC, Series 2017- 1A, Class E, (3 mo. LIBOR US + 6.30%), 6.52%, 07/20/30(a)(b)		500	484,102
Octagon Investment Partners XXII Ltd., Series 2014- 1A, Class DRR, (3 mo. LIBOR US + 2.75%), 2.97%, 01/22/30(a)(b)		500	492,128

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Asset-Backed Securities (continued)
OHA Credit Partners VII Ltd., Series 2012-7A, Class DR, (3 mo. LIBOR US + 4.20%), 4.42%, 11/20/27(a)(b)	USD	590		$592,924
OHA Credit Partners XIII Ltd., Series 2016-13A, Class E, (3 mo. LIBOR US + 7.15%), 7.37%, 01/21/30(a)(b)		405		405,142
OZLM XIV Ltd., Series 2015-14A, Class CR, (3 mo. LIBOR US + 3.00%), 3.24%, 01/15/29(a)(b)		1,000		979,556
OZLM XXI Ltd., Series 2017-21A, Class D, (3 mo. LIBOR US + 5.54%), 5.76%, 01/20/31(a)(b)		250		231,989
Palmer Square CLO Ltd., Series 2020-1A, Class C, (3 mo. LIBOR US + 3.00%), 3.22%, 04/20/29(a)(b)		250		250,244
Palmer Square Loan Funding Ltd.(a)(b)
Series 2018-5A, Class D, (3 mo. LIBOR US + 4.25%), 4.47%, 01/20/27		500		462,323
Series 2019-2A, Class B, (3 mo. LIBOR US + 2.25%), 2.47%, 04/20/27		250		244,725
Series 2019-3A, Class B, (3 mo. LIBOR US + 2.10%), 2.32%, 08/20/27		750		728,769
Park Avenue Institutional Advisers CLO Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 6.22%), 6.44%, 11/14/29(a)(b)		1,750		1,696,923
Renaissance Home Equity Loan Trust, Series 2007-3, Class AF2, 7.00%, 09/25/37		3,933		2,252,959
Rockford Tower CLO Ltd., Series 2017-2A, Class DR, (3 mo. LIBOR US + 2.85%), 3.09%, 10/15/29(a)(b)		500		496,842
Saxon Asset Securities Trust, Series 2007-3, Class 2A3, (1 mo. LIBOR US + 0.40%), 0.53%, 09/25/47(a)		5,000		4,741,523
Scholar Funding Trust, Series 2013-A, Class R, 0.00%,(c)		—	(d)	1,314,370
TICP CLO VII Ltd., Series 2017-7A, Class ER, (3 mo. LIBOR US + 7.05%), 7.29%, 04/15/33(a)(b)		250		248,816
Treman Park CLO Ltd., Series 2015-1A, Class DRR, (3 mo. LIBOR US + 2.65%), 2.87%, 10/20/28(a)(b)		1,500		1,491,437
TRESTLES CLO Ltd., Series 2017-1A, Class C, (3 mo. LIBOR US + 3.65%), 3.87%, 07/25/29(a)(b)		250		249,975
Unique Pub Finance Co. PLC Series M, 7.40%, 03/29/24	GBP	6,400		8,767,960
Series N, 6.46%, 03/30/32		100		132,213
WaMu Asset-Backed Certificates Trust, Series 2007- HE3, Class 2A3, (1 mo. LIBOR US + 0.24%), 0.37%, 05/25/37(a)	USD	7,508		6,565,276
Westcott Park CLO Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.25%), 3.47%, 07/20/28(a)(b)		550		547,344
York CLO-2 Ltd., Series 2015-1A, Class ER, (3 mo. LIBOR US + 5.65%), 5.87%, 01/22/31(a)(b)		250		235,877

Total Asset-Backed Securities — 18.1% (Cost: $118,078,665)				124,691,028

		Shares

Common Stocks

Aerospace & Defense — 0.3%
Raytheon Technologies Corp.		25,650		1,711,625

Security		Shares	Value

Building Products — 0.1%
Carrier Global Corp.		25,650	$987,525

Consumer Finance — 0.0%
Arrow Global Group PLC(e)		4,873	13,951

Energy Equipment & Services — 0.0%
Pioneer Energy Services Corp.(c)		908	4,358

Machinery — 0.1%
Otis Worldwide Corp.		12,825	829,136

Oil, Gas & Consumable Fuels — 0.1%
Extraction Oil & Gas, Inc.(e)(f)		25,156	669,763

Total Common Stocks — 0.6% (Cost: $4,212,221)			4,216,358

		Par (000)

Corporate Bonds

Aerospace & Defense — 2.8%
Amsted Industries, Inc., 5.63%, 07/01/27(b)	USD	185	195,175
Bombardier, Inc.(b)
8.75%, 12/01/21(g)		924	967,890
5.75%, 03/15/22		120	123,150
6.00%, 10/15/22		10	9,925
6.13%, 01/15/23		408	409,714
7.50%, 12/01/24		181	174,213
7.50%, 03/15/25(g)		44	41,195
7.88%, 04/15/27(g)		827	763,462
Embraer Netherlands Finance BV, 6.95%, 01/17/28(b)		269	301,347
F-Brasile SpA/F-Brasile US LLC, Series XR, 7.38%, 08/15/26(b)		464	465,160
Howmet Aerospace, Inc.
5.87%, 02/23/22(g)		1,065	1,111,594
5.13%, 10/01/24		2	2,200
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(b)(g)		448	468,720
Lockheed Martin Corp., 4.09%, 09/15/52(g)		451	576,872
Moog, Inc., 4.25%, 12/15/27(b)		172	178,450
Raytheon Technologies Corp., 3.75%, 11/01/46(g)		700	803,829
Rolls-Royce PLC, 5.75%, 10/15/27(b)(g)		945	1,011,150
Signature Aviation US Holdings, Inc.(b)
5.38%, 05/01/26		322	329,953
4.00%, 03/01/28		303	308,872
Spirit AeroSystems, Inc., 5.50%, 01/15/25(b)		236	247,505
TransDigm, Inc.
8.00%, 12/15/25(b)(g)		825	902,344
6.25%, 03/15/26(b)(g)		6,999	7,402,842
6.38%, 06/15/26		247	255,027
4.63%, 01/15/29(b)		587	582,967
Triumph Group, Inc., 8.88%, 06/01/24(b)(g)		1,311	1,442,919

			19,076,475

Airlines — 1.6%
Air Canada Pass-Through Trust, Series 2013-1, Class B, 5.38%, 11/15/22(b)		1,571	1,575,121
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 07/15/24(g)		1,056	1,034,603

2

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Airlines (continued)
Avianca Holdings SA, (10.50% Cash or 12.00% PIK), 12.25%, 11/10/21(b)(h)	USD	136	$130,158
Continental Airlines Pass-Through Trust, Series 2007-1, Class B, 6.90%, 10/19/23		53	53,004
Delta Air Lines Pass-Through Trust, Series 2007-1, Class B, 8.02%, 02/10/24		872	873,709
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(b)		172	190,600
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26(b)(i)		317	329,680
Latam Finance Ltd., 6.88%, 04/11/24(b)(e)(f)		737	497,014
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(b)(g)		1,528	1,671,250
United Airlines Pass-Through Trust
Series 2015-1, Class A, 3.70%, 06/01/24(g)		3,570	3,546,555
Series 2016-1, Class A, 5.88%, 10/15/27(g)		1,126	1,257,758
Series 2020-1, Class B, 4.88%, 07/15/27(i)		60	61,350

			11,220,802

Auto Components — 0.9%
Aptiv PLC(g)
4.25%, 01/15/26		400	461,231
4.40%, 10/01/46		280	296,100
Clarios Global LP/Clarios US Finance Co.
4.38%, 05/15/26	EUR	101	126,405
6.25%, 05/15/26(b)(g)	USD	1,462	1,555,817
8.50%, 05/15/27(b)(g)		2,512	2,660,208
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(b)		436	463,250
Faurecia SE, 3.75%, 06/15/28	EUR	100	127,563
IHO Verwaltungs GmbH, (4.63% PIK), 3.88%, 05/15/27(h)		100	125,621
ZF Finance GmbH
3.00%, 09/21/25		100	124,468
3.75%, 09/21/28		100	128,855

			6,069,518

Automobiles — 1.3%
Allison Transmission, Inc.(b)
5.88%, 06/01/29	USD	306	337,295
3.75%, 01/30/31		368	365,969
Asbury Automotive Group, Inc.
4.50%, 03/01/28		168	172,620
4.75%, 03/01/30		164	172,479
FCE Bank PLC, 1.62%, 05/11/23	EUR	100	121,436
Ford Motor Credit Co. LLC
5.13%, 06/16/25(g)	USD	597	648,342
3.38%, 11/13/25		200	203,290
4.39%, 01/08/26(g)		1,250	1,329,687
General Motors Co., 6.25%, 10/02/43(g)		2,194	2,968,394
General Motors Financial Co., Inc., 4.25%, 05/15/23(g)		326	350,703
Group 1 Automotive, Inc., 4.00%, 08/15/28(b)		210	214,400
Ken Garff Automotive LLC, 4.88%, 09/15/28(b)		156	160,298
Navistar International Corp., 6.63%, 11/01/25(b)(g)		341	355,458
Nissan Motor Co. Ltd., 4.81%, 09/17/30(b)		390	434,606
Penske Automotive Group, Inc.
3.50%, 09/01/25		104	106,345
5.50%, 05/15/26		32	33,186
Renault SA, 2.38%, 05/25/26	EUR	100	123,002

Security		Par (000)	Value

Automobiles (continued)
Tesla, Inc., 5.30%, 08/15/25(b)	USD	429	$446,031
Wabash National Corp., 5.50%, 10/01/25(b)(g)		286	291,720

			8,835,261

Banks — 1.6%
Banca Monte dei Paschi di Siena SpA, 2.63%, 04/28/25	EUR	100	125,554
Banco Bilbao Vizcaya Argentaria SA, (5 year USD Swap + 3.87%), 6.13%(a)(g)(j)	USD	2,000	2,080,500
Banco Industrial SA, (5 year CMT + 4.44%), 4.88%, 01/29/31(a)(b)		205	209,612
Bancolombia SA, (5 year CMT + 2.94%), 4.63%, 12/18/29(a)		500	515,620
Bangkok Bank PCL(a)
(5 year CMT + 1.90%), 3.73%, 09/25/34		245	256,791
(5 year CMT + 4.73%), 5.00%(j)		205	215,250
Bank Leumi Le-Israel BM, (5 year CMT + 1.63%), 3.28%, 01/29/31(a)(b)		407	425,482
Bank of East Asia Ltd., (5 year CMT + 5.53%), 5.83%(a)(j)		250	267,000
Bank Tabungan Negara Persero Tbk PT, 4.20%, 01/23/25		200	203,063
BBK BSC, 5.50%, 07/09/24		289	297,309
Chong Hing Bank Ltd., (5 year CMT + 3.86%), 5.70%(a)(j)		250	254,531
CIT Group, Inc., 5.00%, 08/01/23(g)		847	926,406
Commerzbank AG, (5 year EUR Swap + 6.36%), 6.13%(a)(j)	EUR	200	255,452
Emirates NBD Bank PJSC, (6 year USD Swap + 3.66%), 6.13%(a)(j)	USD	250	266,797
Intesa Sanpaolo SpA, 5.02%, 06/26/24(b)(g)		2,888	3,141,889
Itau Unibanco Holding SA, 5.13%, 05/13/23(b)		417	446,503
Standard Chartered PLC, (5 year USD ICE Swap + 1.97%), 4.87%, 03/15/33(a)(b)(g)		500	566,035
Unione di Banche Italiane SpA, (5 year EUR Swap + 5.75%), 5.88%, 03/04/29(a)	EUR	100	135,068
Wells Fargo & Co., (5 year CMT + 3.45%), 3.90%(a)(j)	USD	465	465,000

			11,053,862

Beverages — 1.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46(g)		2,160	2,706,341
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(b)(g)(h)		1,216	1,278,320
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13%, 08/15/26(b)(g)		510	525,938
4.75%, 07/15/27	GBP	100	142,070
4.75%, 07/15/27(b)		100	142,070
Ball Corp., 5.25%, 07/01/25	USD	44	49,958
Canpack SA/Eastern PA Land Investment Holding LLC, 3.13%, 11/01/25(b)		211	214,956
Central American Bottling Corp., 5.75%, 01/31/27(b)		637	673,229
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26		45	54,675
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(b)(g)		1,030	1,042,442
OI European Group BV, 2.88%, 02/15/25	EUR	100	122,961
Silgan Holdings, Inc.
4.13%, 02/01/28	USD	71	73,663
2.25%, 06/01/28	EUR	100	122,865

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Beverages (continued)
Trivium Packaging Finance BV
3.75%, 08/15/26	EUR	100	$123,855
5.50%, 08/15/26(b)(g)	USD	1,189	1,253,592
8.50%, 08/15/27(b)(g)		1,924	2,089,984

			10,616,919

Biotechnology — 0.4%
Amgen, Inc., 4.40%, 05/01/45(g)		1,100	1,379,732
Emergent BioSolutions, Inc., 3.88%, 08/15/28(b)		99	101,627
Gilead Sciences, Inc., 4.75%, 03/01/46(g)		700	901,693

			2,383,052

Building Materials — 0.8%
Boise Cascade Co., 4.88%, 07/01/30(b)		179	194,439
Cemex SAB de CV
3.13%, 03/19/26	EUR	100	124,503
5.45%, 11/19/29	USD	271	294,306
3.88%, 07/11/31(b)		235	235,000
Cornerstone Building Brands, Inc., 6.13%, 01/15/29(b)(g)		694	725,230
CP Atlas Buyer, Inc., 7.00%, 12/01/28(b)		205	212,944
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25(b)(g)		772	822,180
Jeld-Wen, Inc., 6.25%, 05/15/25(b)		189	202,702
Masonite International Corp.(b)
5.75%, 09/15/26		106	110,638
5.38%, 02/01/28		161	172,368
Norbord, Inc., 6.25%, 04/15/23(b)		182	197,015
SRM Escrow Issuer LLC, 6.00%, 11/01/28(b)		535	562,178
Standard Industries, Inc.(b)
5.00%, 02/15/27		48	49,980
4.75%, 01/15/28		68	71,675
4.38%, 07/15/30(g)		804	853,245
3.38%, 01/15/31(g)		736	726,947
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(b)		227	238,917

			5,794,267

Building Products — 0.5%
Advanced Drainage Systems, Inc., 5.00%, 09/30/27(b)		310	326,275
BCPE Ulysses Intermediate, Inc., (7.75% Cash or 8.50% PIK), 7.75%, 04/01/27(b)(h)		173	172,135
LBM Acquisition LLC, 6.25%, 01/15/29(b)		256	259,123
Lowe’s Cos., Inc., 4.65%, 04/15/42(g)		400	510,580
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26(b)		550	577,500
SRS Distribution, Inc., 8.25%, 07/01/26(b)(g)		618	655,266
White Cap Buyer LLC, 6.88%, 10/15/28(b)		518	538,414
White Cap Parent LLC, (8.25% PIK), 8.25%, 03/15/26(b)(h)		268	271,015

			3,310,308

Capital Markets — 0.7%
Charles Schwab Corp., Series H, (10 year CMT + 3.08%), 4.00%(a)(j)		1,060	1,091,800
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 02/01/22(g)		167	167,167
4.75%, 09/15/24		143	151,044
6.38%, 12/15/25(g)		231	238,219
6.25%, 05/15/26		498	526,181
5.25%, 05/15/27(g)		604	634,212
4.38%, 02/01/29(b)		261	259,147

Security		Par (000)	Value

Capital Markets (continued)
Intercorp Peru Ltd., 3.88%, 08/15/29(b)	USD	470	$493,793
LHC3 PLC, (4.13% Cash or 4.88% PIK), 4.13%, 08/15/24(h)	EUR	101	124,652
NFP Corp., 6.88%, 08/15/28(b)	USD	549	577,081
Raymond James Financial, Inc., 4.95%, 07/15/46(g)		400	528,980
RP Escrow Issuer LLC, 5.25%, 12/15/25(b)		202	209,575

			5,001,851

Chemicals — 1.8%
Ashland Services BV, 2.00%, 01/30/28	EUR	100	121,513
Atotech Alpha 2 BV, (8.75% Cash or 9.50% PIK), 8.75%, 06/01/23(b)(h)	USD	511	515,768
Atotech Alpha 3 BV/Alpha US Bidco, Inc., 6.25%, 02/01/25(b)(g)		2,170	2,202,550
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)		385	376,971
Blue Cube Spinco LLC, 10.00%, 10/15/25		430	456,875
Braskem Netherlands Finance BV, (5 year CMT + 8.22%), 8.50%, 01/23/81(a)(b)		537	593,613
Element Solutions, Inc., 3.88%, 09/01/28(b)(g)		1,605	1,615,954
Equate Petrochemical BV, 4.25%, 11/03/26(b)		442	487,996
GCP Applied Technologies, Inc., 5.50%, 04/15/26(b)		199	202,980
HB Fuller Co., 4.25%, 10/15/28		125	127,812
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(b)		266	296,510
INEOS Finance PLC, 3.38%, 03/31/26	EUR	100	125,008
Ingevity Corp., 3.88%, 11/01/28(b)	USD	105	105,274
Minerals Technologies, Inc., 5.00%, 07/01/28(b)		218	228,900
Monitchem HoldCo 3 SA, 5.25%, 03/15/25	EUR	100	124,996
NOVA Chemicals Corp., 4.88%, 06/01/24(b)	USD	80	82,000
Orbia Advance Corp. SAB de CV, 5.50%, 01/15/48(b)(g)		526	619,201
PQ Corp., 5.75%, 12/15/25(b)(g)		644	658,490
Sasol Financing USA LLC, 6.50%, 09/27/28		290	318,637
Sherwin-Williams Co., 4.50%, 06/01/47(g)		310	395,554
Valvoline, Inc.(b)
4.25%, 02/15/30		6	6,270
3.63%, 06/15/31		2	2,007
Vedanta Resources Finance II PLC, 9.25%, 04/23/26		282	231,416
WESCO Distribution, Inc.(b)(g)
7.13%, 06/15/25		830	903,119
7.25%, 06/15/28		937	1,052,593
WR Grace & Co-Conn(b)
5.63%, 10/01/24(g)		300	325,563
4.88%, 06/15/27		219	229,664
Yingde Gases Investment Ltd., 6.25%, 01/19/23		200	205,472

			12,612,706

Commercial Services & Supplies — 0.7%
ADT Security Corp.
4.13%, 06/15/23		16	16,769
4.88%, 07/15/32(b)		685	741,307
APX Group, Inc.
7.88%, 12/01/22		139	139,349
8.50%, 11/01/24		166	174,679
ASGN, Inc., 4.63%, 05/15/28(b)		120	124,070
DAE Funding LLC, 3.38%, 03/20/28(b)		490	504,088
Fortress Transportation & Infrastructure Investors LLC, 6.50%, 10/01/25(b)		97	100,395
Herc Holdings, Inc., 5.50%, 07/15/27(b)		455	479,661
Intertrust Group BV, 3.38%, 11/15/25	EUR	100	123,564

4

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC/Prime Finance, Inc.(b)
5.25%, 04/15/24	USD	178	$189,348
5.75%, 04/15/26(g)		416	455,437
3.38%, 08/31/27		409	403,699
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(b)(g)		157	161,514
United Rentals North America, Inc.
5.50%, 05/15/27		345	368,672
3.88%, 11/15/27(g)		264	277,554
5.25%, 01/15/30		170	188,190
4.00%, 07/15/30		92	97,032
Verisure Holding AB, 3.25%, 02/15/27	EUR	100	121,930

			4,667,258

Communications Equipment — 0.8%
Avaya, Inc., 6.13%, 09/15/28(b)(g)	USD	810	860,961
CommScope Technologies LLC(b)
6.00%, 06/15/25		50	51,057
5.00%, 03/15/27		674	668,102
CommScope, Inc.(b)
5.50%, 03/01/24(g)		1,097	1,125,670
6.00%, 03/01/26		292	309,155
8.25%, 03/01/27		487	524,470
7.13%, 07/01/28		117	124,489
Nokia OYJ(g)
3.38%, 06/12/22		126	130,095
4.38%, 06/12/27		177	194,381
ViaSat, Inc.(b)(g)
5.63%, 04/15/27		691	726,414
6.50%, 07/15/28		832	898,560

			5,613,354

Construction & Engineering — 0.1%
frontdoor, Inc., 6.75%, 08/15/26(b)		323	344,803
KBR, Inc., 4.75%, 09/30/28(b)		243	251,505
SPIE SA, 2.63%, 06/18/26	EUR	100	125,299

			721,607

Construction Materials(b) — 0.6%
American Builders & Contractors Supply Co., Inc.
5.88%, 05/15/26	USD	143	148,005
4.00%, 01/15/28		444	457,875
Core & Main LP, 6.13%, 08/15/25		1,178	1,204,505
H&E Equipment Services, Inc., 3.88%, 12/15/28		166	165,195
IAA, Inc., 5.50%, 06/15/27		443	465,194
KAR Auction Services, Inc., 5.13%, 06/01/25(g)		323	331,479
Williams Scotsman International, Inc., 4.63%, 08/15/28		316	325,480
Winnebago Industries, Inc., 6.25%, 07/15/28		176	189,640
Wolverine Escrow LLC
8.50%, 11/15/24		310	296,437
9.00%, 11/15/26		273	260,033

			3,843,843

Consumer Discretionary — 0.3%
Carnival Corp.
11.50%, 04/01/23(b)		361	409,587
10.13%, 02/01/26	EUR	100	139,199
9.88%, 08/01/27(b)	USD	220	252,450

Security		Par (000)	Value

Consumer Discretionary (continued)
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., 5.00%, 02/01/26(b)	USD	178	$180,893
Nielsen Finance LLC/Nielsen Finance Co.(b)
5.63%, 10/01/28		633	676,468
5.88%, 10/01/30		305	338,832

			1,997,429

Consumer Finance — 1.2%
Iron Mountain UK PLC, 3.88%, 11/15/25	GBP	100	138,744
MPH Acquisition Holdings LLC, 5.75%, 11/01/28(b)	USD	924	915,915
Muthoot Finance Ltd.
6.13%, 10/31/22(b)		481	503,559
4.40%, 09/02/23		200	203,062
Navient Corp.
7.25%, 09/25/23(g)		153	168,491
6.13%, 03/25/24		105	111,825
5.88%, 10/25/24		76	80,655
6.75%, 06/15/26		40	44,138
5.00%, 03/15/27		335	339,606
OneMain Finance Corp.
6.13%, 05/15/22		85	89,756
6.88%, 03/15/25		263	300,971
7.13%, 03/15/26		483	565,110
6.63%, 01/15/28		262	305,885
5.38%, 11/15/29		85	93,500
4.00%, 09/15/30		81	81,584
Refinitiv US Holdings, Inc.
4.50%, 05/15/26(b)	EUR	480	611,116
4.50%, 05/15/26		118	150,233
Sabre GLBL, Inc.(b)
9.25%, 04/15/25	USD	311	368,986
7.38%, 09/01/25		336	362,040
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26(b)		342	356,535
Verscend Escrow Corp., 9.75%, 08/15/26(b)(g)		1,936	2,088,363
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)(i)		82	81,590
WEX, Inc., 4.75%, 02/01/23(b)		108	108,272

			8,069,936

Containers & Packaging — 0.5%
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26		513	556,182
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26		258	267,688
Graphic Packaging International LLC(b)
4.75%, 07/15/27		104	114,660
3.50%, 03/15/28		88	91,740
3.50%, 03/01/29		141	144,349
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28(b)		210	216,825
Intertape Polymer Group, Inc., 7.00%, 10/15/26(b)		237	250,077
Klabin Austria GmbH, 3.20%, 01/12/31(b)		315	313,929
LABL Escrow Issuer LLC(b)
6.75%, 07/15/26		414	443,239
10.50%, 07/15/27		460	509,450
Sealed Air Corp.(b)
5.13%, 12/01/24		54	59,625

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Containers & Packaging (continued)
Sealed Air Corp.(b) (continued) 6.88%, 07/15/33	USD	44	$58,132
Suzano Austria GmbH, 3.75%, 01/15/31		200	211,540

			3,237,436

Diversified Consumer Services — 1.0%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)(g)
6.63%, 07/15/26		2,705	2,897,596
9.75%, 07/15/27		985	1,071,936
Ascend Learning LLC, 6.88%, 08/01/25		1,197	1,229,263
Garda World Security Corp.(b)
4.63%, 02/15/27		394	397,526
9.50%, 11/01/27(g)		244	267,790
Graham Holdings Co., 5.75%, 06/01/26(b)		135	141,581
Laureate Education, Inc., 8.25%, 05/01/25(b)		138	145,331
Service Corp. International
5.13%, 06/01/29		107	116,952
3.38%, 08/15/30		341	346,115
Sotheby’s, 7.38%, 10/15/27(b)		537	582,645

			7,196,735

Diversified Financial Services — 2.0%
Alfa SAB de CV, 6.88%, 03/25/44		239	309,863
Ally Financial, Inc., 8.00%, 11/01/31(g)		1,832	2,659,981
Arrow Global Finance PLC, 5.13%, 09/15/24	GBP	100	137,084
ASG Finance Designated Activity Co., 7.88%, 12/03/24(b)	USD	262	230,478
Aviation Capital Group LLC, 6.75%, 04/06/21(b)(g)		5,000	5,055,955
Barclays PLC, 5.20%, 05/12/26		200	231,376
Central Garden & Pet Co., 4.13%, 10/15/30		240	250,897
Citigroup, Inc., Series W, (5 year CMT + 3.60%), 4.00%(a)(j)		200	202,750
Credit Suisse Group AG, (5 year CMT + 3.55%), 4.50%(a)(b)(j)		250	247,500
Global Aircraft Leasing Co. Ltd., (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24(b)(h)		265	237,426
Goldman Sachs Group, Inc., Series R, (5 year CMT + 3.22%), 4.95%(a)(g)(j)		900	952,308
HSBC Holdings PLC
4.38%, 11/23/26(g)		370	424,709
(5 year CMT + 3.65%), 4.60%(a)(j)		200	202,750
Intrum AB, 3.00%, 09/15/27	EUR	100	116,219
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(b)(g)
5.25%, 03/15/22	USD	27	27,135
4.25%, 02/01/27		408	390,897
Lloyds Banking Group PLC, (5 year CMT + 4.82%), 6.75%(a)(j)		515	573,581
Manappuram Finance Ltd., 5.90%, 01/13/23		200	206,437
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 02/11/25(b)		501	519,318
Shriram Transport Finance Co. Ltd.
5.95%, 10/24/22		320	327,600
5.10%, 07/16/23		200	202,563
Spectrum Brands, Inc.(b)
5.00%, 10/01/29		153	161,921
5.50%, 07/15/30		198	212,850

			13,881,598

Security		Par (000)	Value

Diversified Telecommunication Services — 3.4%
AT&T, Inc.(g)
4.65%, 06/01/44	USD	111	$129,070
4.85%, 07/15/45		389	460,418
4.75%, 05/15/46		2,545	3,039,225
Axtel SAB de CV, 6.38%, 11/14/24(b)		525	547,641
Cincinnati Bell, Inc.(b)
7.00%, 07/15/24(g)		191	198,163
8.00%, 10/15/25		85	90,950
Consolidated Communications, Inc., 6.50%, 10/01/28(b)(g)		840	913,777
Frontier Communications Corp.(b)
5.88%, 10/15/27(g)		592	636,222
5.00%, 05/01/28		1,094	1,134,341
6.75%, 05/01/29		542	569,276
Level 3 Financing, Inc.
5.38%, 05/01/25		146	149,971
4.63%, 09/15/27(b)		127	131,942
4.25%, 07/01/28(b)(g)		586	600,480
3.75%, 07/15/29(b)		395	397,174
Lumen Technologies, Inc.
5.13%, 12/15/26(b)(g)		1,008	1,071,887
4.00%, 02/15/27(b)		456	471,514
4.50%, 01/15/29(b)(g)		717	735,972
Series P, 7.60%, 09/15/39		276	341,164
Series U, 7.65%, 03/15/42		465	575,763
Series W, 6.75%, 12/01/23(g)		620	687,149
Series Y, 7.50%, 04/01/24(g)		715	806,012
Oi SA, (10.00% Cash or 8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(h)		398	413,522
SoftBank Group Corp.
4.00%, 04/20/23	EUR	140	177,419
4.50%, 04/20/25		100	131,518
Sprint Capital Corp.(g)
6.88%, 11/15/28	USD	1,634	2,097,647
8.75%, 03/15/32		729	1,113,548
Switch Ltd., 3.75%, 09/15/28(b)		405	413,566
Telecom Italia Capital SA
6.38%, 11/15/33		191	235,699
6.00%, 09/30/34		569	681,022
7.20%, 07/18/36		137	180,987
7.72%, 06/04/38		236	331,580
Telecom Italia SpA
4.00%, 04/11/24	EUR	100	131,098
5.30%, 05/30/24(b)(g)	USD	600	651,879
2.75%, 04/15/25	EUR	100	127,662
1.63%, 01/18/29		100	119,838
Zayo Group Holdings, Inc.(b)(g)
4.00%, 03/01/27	USD	1,048	1,050,955
6.13%, 03/01/28		1,542	1,603,938

			23,149,989

Education — 0.0%
Bright Scholar Education Holdings Ltd., 7.45%, 07/31/22		200	207,500

Electric Utilities — 1.1%
Duke Energy Corp., 4.80%, 12/15/45(g)		1,500	1,880,989
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(b)		309	326,961
Enel Finance International NV, 3.63%, 05/25/27(b)(g)		1,250	1,408,674
Energuate Trust, 5.88%, 05/03/27(b)(g)		375	396,914

6

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electric Utilities (continued)
FirstEnergy Corp.
2.65%, 03/01/30	USD	33	$32,670
Series B, 4.40%, 07/15/27		121	132,193
Series B, 2.25%, 09/01/30		27	25,702
Series C, 5.35%, 07/15/47		614	742,498
Series C, 3.40%, 03/01/50		241	226,660
FirstEnergy Transmission LLC(b)
5.45%, 07/15/44		380	469,440
4.55%, 04/01/49		184	207,954
NextEra Energy Operating Partners LP(b)
4.25%, 07/15/24		205	217,320
4.25%, 09/15/24		11	11,748
Oryx Funding Ltd., 5.80%, 02/03/31(b)(i)		200	204,437
Pike Corp., 5.50%, 09/01/28(b)		220	227,150
Virginia Electric & Power Co., Series A, 6.00%, 05/15/37(g)		750	1,072,477

			7,583,787

Electrical Equipment(b) — 0.1%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26		490	514,500
GrafTech Finance, Inc., 4.63%, 12/15/28		176	178,200

			692,700

Electronic Equipment, Instruments & Components — 0.5%
BWX Technologies, Inc., 5.38%, 07/15/26(b)		470	486,041
CDW LLC/CDW Finance Corp., 3.25%, 02/15/29		495	498,005
Corning, Inc., 4.38%, 11/15/57(g)		1,915	2,257,967
Energizer Holdings, Inc., 4.38%, 03/31/29(b)		24	24,540
Itron, Inc., 5.00%, 01/15/26(b)		29	29,580
Xerox Corp., 4.80%, 03/01/35		240	242,028

			3,538,161

Energy Equipment & Services — 0.6%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.88%, 04/01/27		297	311,746
6.25%, 04/01/28		916	935,465
ChampionX Corp., 6.38%, 05/01/26		283	296,867
Pioneer Energy Services Corp.(b)(c)(h)
(11% Cash), 11.00%, 05/15/25		369	366,338
(5.00% PIK), 5.00%, 11/15/25(k)		260	259,856
TechnipFMC PLC, 6.50%, 02/01/26(b)		409	426,039
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26(g)		305	318,786
6.88%, 09/01/27		880	932,800

			3,847,897

Environmental, Maintenance, & Security Service — 0.6%
Clean Harbors, Inc.(b)(g)
4.88%, 07/15/27		297	312,702
5.13%, 07/15/29		205	222,425
Covanta Holding Corp., 5.00%, 09/01/30		118	123,900
GFL Environmental, Inc.(b)
3.75%, 08/01/25		346	352,920
5.13%, 12/15/26		592	624,560
8.50%, 05/01/27		278	307,364
4.00%, 08/01/28		447	442,530
3.50%, 09/01/28		420	413,309
Stericycle Inc., 3.88%, 01/15/29(b)		210	215,775

Security		Par (000)	Value

Environmental, Maintenance, & Security Service (continued)
Tervita Corp., 11.00%, 12/01/25(b)	USD	245	$266,438
Waste Pro USA, Inc., 5.50%, 02/15/26(b)		627	645,622

			3,927,545

Equity Real Estate Investment Trusts (REITs) — 1.6%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26(b)		223	231,447
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(b)		354	360,449
Iron Mountain, Inc.(b)
5.25%, 07/15/30		863	914,780
5.63%, 07/15/32(g)		714	771,120
LMIRT Capital Pte Ltd., 7.25%, 06/19/24		232	232,870
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.63%, 05/01/24(g)		1,713	1,837,681
4.50%, 09/01/26(g)		665	706,303
5.75%, 02/01/27		32	35,869
4.50%, 01/15/28		402	422,100
3.88%, 02/15/29(b)		554	563,349
MPT Operating Partnership LP/MPT Finance Corp.(g)
5.00%, 10/15/27		68	72,080
4.63%, 08/01/29		462	494,095
3.50%, 03/15/31		1,039	1,048,689
RHP Hotel Properties LP/RHP Finance Corp., 4.75%, 10/15/27		971	990,420
Starwood Property Trust, Inc., 5.00%, 12/15/21(g)		278	281,822
Trust Fibra Uno, 6.95%, 01/30/44		1,738	2,120,360

			11,083,434

Food & Staples Retailing — 2.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.75%, 03/15/25		15	15,506
3.25%, 03/15/26(b)(g)		756	761,670
7.50%, 03/15/26(b)(g)		127	140,018
4.63%, 01/15/27(b)(g)		972	1,019,283
5.88%, 02/15/28(b)		377	406,602
4.88%, 02/15/30(b)		275	293,917
BRF GmbH, 4.35%, 09/29/26		200	209,625
Cydsa SAB de CV, 6.25%, 10/04/27(b)(g)		914	969,640
Health & Happiness H&H International Holdings Ltd., 5.63%, 10/24/24		200	208,313
Kraft Heinz Foods Co.
4.25%, 03/01/31(g)		1,097	1,234,025
5.00%, 07/15/35		165	195,445
6.88%, 01/26/39		306	420,608
4.63%, 10/01/39		138	150,034
6.50%, 02/09/40		205	278,026
5.00%, 06/04/42		163	188,392
5.20%, 07/15/45		356	414,036
4.38%, 06/01/46		487	518,596
4.88%, 10/01/49(g)		1,381	1,562,558
5.50%, 06/01/50(g)		1,660	2,039,635
Lamb Weston Holdings, Inc., 4.88%, 05/15/28(b)		560	620,032
Picard Groupe SAS, (3 mo. Euribor + 3.00%), 3.00%, 11/30/23(a)	EUR	100	120,709
Post Holdings, Inc.(b)
5.75%, 03/01/27	USD	120	125,850
5.63%, 01/15/28		86	91,214

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Food & Staples Retailing (continued)
Post Holdings, Inc.(b) (continued)
5.50%, 12/15/29	USD	152	$165,105
4.63%, 04/15/30		427	442,573
U.S. Foods Inc., 4.75%, 02/15/29(b)(i)		384	384,960
Walgreens Boots Alliance, Inc., 4.80%, 11/18/44(g)		750	869,239

			13,845,611

Food Products — 0.8%
Aramark Services, Inc.
5.00%, 04/01/25(b)		347	356,438
4.75%, 06/01/26		252	257,355
5.00%, 02/01/28(b)(g)		828	863,273
Chobani LLC/Chobani Finance Corp., Inc.(b)
7.50%, 04/15/25(g)		656	677,320
4.63%, 11/15/28		311	317,220
JBS USA LUX SA/JBS USA Finance, Inc.(b)
5.75%, 06/15/25(g)		1,153	1,184,708
6.75%, 02/15/28		290	319,906
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 04/15/29(b)		565	642,456
MHP Lux SA, 6.25%, 09/19/29(b)(g)		600	616,125
Simmons Foods, Inc., 7.75%, 01/15/24(b)		279	290,509

			5,525,310

Health Care Equipment & Supplies(b) — 0.5%
Avantor Funding, Inc., 4.63%, 07/15/28(g)		1,279	1,343,641
Hologic, Inc.
4.63%, 02/01/28		179	189,740
3.25%, 02/15/29		190	193,087
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 7.25%, 02/01/28		1,262	1,350,340

			3,076,808

Health Care Providers & Services — 3.8%
Acadia Healthcare Co., Inc., 5.00%, 04/15/29(b)		223	234,708
AdaptHealth LLC, 6.13%, 08/01/28(b)		194	208,550
AHP Health Partners, Inc., 9.75%, 07/15/26(b)		681	745,695
Anthem, Inc., 2.75%, 10/15/42(k)		134	556,408
CAB SELAS, 3.38%, 02/01/28(i)	EUR	100	121,355
Centene Corp.
5.38%, 06/01/26(b)(g)	USD	401	419,426
5.38%, 08/15/26(b)		299	313,576
4.25%, 12/15/27		623	659,062
4.63%, 12/15/29(g)		1,899	2,105,431
3.00%, 10/15/30		373	390,139
CHS/Community Health Systems, Inc.(b)
8.63%, 01/15/24(g)		807	842,508
8.13%, 06/30/24		272	285,600
6.63%, 02/15/25(g)		836	880,057
8.00%, 03/15/26(g)		1,947	2,093,025
5.63%, 03/15/27(g)		817	857,850
6.00%, 01/15/29(g)		664	705,500
Encompass Health Corp.
4.75%, 02/01/30		216	232,327
4.63%, 04/01/31		133	141,313
HCA, Inc.
5.38%, 02/01/25(g)		1,326	1,488,753
5.38%, 09/01/26(g)		229	260,869
5.63%, 09/01/28(g)		552	646,486
5.88%, 02/01/29		221	263,232
3.50%, 09/01/30(g)		1,152	1,196,479
Legacy LifePoint Health LLC, 4.38%, 02/15/27(b)		124	126,325

Security		Par (000)	Value

Health Care Providers & Services (continued)
LifePoint Health, Inc., 5.38%, 01/15/29(b)	USD	447	$450,353
ModivCare, Inc., 5.88%, 11/15/25(b)		91	96,460
Molina Healthcare, Inc., 3.88%, 11/15/30(b)		295	315,281
Northwell Healthcare, Inc., 4.26%, 11/01/47(g)		686	823,002
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/26(b)		129	140,665
Surgery Center Holdings, Inc.(b)
6.75%, 07/01/25(g)		782	803,544
10.00%, 04/15/27		687	759,135
Teleflex, Inc.
4.88%, 06/01/26		284	293,940
4.63%, 11/15/27		72	76,131
4.25%, 06/01/28(b)		325	341,591
Tenet Healthcare Corp.
4.63%, 07/15/24(g)		254	258,521
4.63%, 09/01/24(b)		433	444,366
7.50%, 04/01/25(b)		166	179,357
4.88%, 01/01/26(b)(g)		1,627	1,697,173
6.25%, 02/01/27(b)(g)		215	226,482
5.13%, 11/01/27(b)(g)		1,129	1,189,808
6.13%, 10/01/28(b)		550	574,467
UnitedHealth Group, Inc., 4.38%, 03/15/42(g)		750	946,268
Vizient, Inc., 6.25%, 05/15/27(b)		483	513,187

			25,904,405

Health Care Technology — 0.7%
Catalent Pharma Solutions, Inc.
4.88%, 01/15/26(b)		384	392,160
5.00%, 07/15/27(b)		341	359,329
2.38%, 03/01/28	EUR	124	150,196
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25(b)(g)	USD	810	830,817
Charles River Laboratories International, Inc., 5.50%, 04/01/26(b)		291	303,731
IQVIA, Inc.
3.25%, 03/15/25	EUR	194	237,416
5.00%, 10/15/26(b)	USD	548	569,235
5.00%, 05/15/27(b)(g)		717	754,913
Mednax, Inc., 6.25%, 01/15/27(b)		323	345,610
Syneos Health, Inc., 3.63%, 01/15/29(b)(g)		600	599,820
Synlab Bondco PLC, (3 mo. Euribor + 4.75%), 4.75%, 07/01/25(a)	EUR	100	123,175

			4,666,402

Hotels, Restaurants & Leisure — 3.1%
1011778 BC ULC/New Red Finance, Inc.(b)
4.25%, 05/15/24(g)	USD	14	14,246
3.88%, 01/15/28		463	469,852
4.38%, 01/15/28		371	378,420
Boyd Gaming Corp.
8.63%, 06/01/25(b)		124	137,020
6.38%, 04/01/26		66	68,433
6.00%, 08/15/26		133	137,507
Boyne USA, Inc., 7.25%, 05/01/25(b)		230	239,775
Caesars Entertainment, Inc.(b)(g)
6.25%, 07/01/25		1,961	2,066,727
8.13%, 07/01/27		1,782	1,955,745
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25(b)		623	647,341
Champion Path Holdings Ltd. 4.50%, 01/27/26		250	255,938

8

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Champion Path Holdings Ltd. (continued) 4.85%, 01/27/28	USD	200	$204,000
Churchill Downs, Inc.(b)
5.50%, 04/01/27(g)		965	1,009,631
4.75%, 01/15/28		321	333,840
Cirsa Finance International Sarl, 4.75%, 05/22/25	EUR	100	115,861
Fortune Star BVI Ltd.
5.95%, 01/29/23	USD	200	205,938
6.75%, 07/02/23		250	263,516
6.85%, 07/02/24		362	383,154
5.95%, 10/19/25		400	419,375
5.05%, 01/27/27		200	200,438
Gamma Bidco SpA, 6.25%, 07/15/25	EUR	100	125,602
Golden Nugget, Inc., 6.75%, 10/15/24(b)(g)	USD	1,273	1,275,928
Hilton Domestic Operating Co., Inc.
5.13%, 05/01/26(g)		614	636,534
4.88%, 01/15/30(g)		1,033	1,113,497
4.00%, 05/01/31(b)		510	523,987
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27		246	257,248
InterContinental Hotels Group PLC, 3.38%, 10/08/28	GBP	100	146,708
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 06/01/26(b)(g)	USD	406	420,717
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 09/15/26		48	49,928
Melco Resorts Finance Ltd., 5.25%, 04/26/26		250	258,750
MGM China Holdings Ltd., 5.88%, 05/15/26		250	261,797
MGM Resorts International
7.75%, 03/15/22(g)		438	464,827
6.00%, 03/15/23		494	527,345
5.75%, 06/15/25		35	38,301
Powdr Corp., 6.00%, 08/01/25(b)		274	287,015
Scientific Games International, Inc.
5.00%, 10/15/25(b)(g)		461	474,867
3.38%, 02/15/26	EUR	300	361,334
8.25%, 03/15/26(b)(g)	USD	692	731,710
7.00%, 05/15/28(b)		190	201,400
7.25%, 11/15/29(b)		213	229,508
Stonegate Pub Co. Financing PLC, 8.25%, 07/31/25	GBP	100	140,920
Studio City Finance Ltd., 7.25%, 02/11/24	USD	250	259,375
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(b)		204	206,040
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(b)		268	271,914
Wynn Macau Ltd.
5.50%, 01/15/26		200	205,690
5.50%, 10/01/27		200	206,000
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(b)(g)		1,222	1,245,194
Yum! Brands, Inc.
3.88%, 11/01/23		110	115,225
7.75%, 04/01/25(b)		338	370,992
4.75%, 01/15/30(b)		260	278,850
3.63%, 03/15/31		123	120,540
5.35%, 11/01/43		85	94,707

			21,409,207

Household Durables — 0.6%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp.(b)
6.25%, 09/15/27		255	269,025
4.88%, 02/15/30		539	552,809

Security		Par (000)	Value

Household Durables (continued)
Controladora Mabe SA de CV, 5.60%, 10/23/28(b)	USD	624	$740,220
K Hovnanian Enterprises, Inc., 7.75%, 02/15/26(b)		398	417,900
Lennar Corp., 4.75%, 05/30/25		7	7,984
Mattamy Group Corp., 4.63%, 03/01/30(b)		306	317,475
MDC Holdings, Inc., 6.00%, 01/15/43		246	333,330
Meritage Homes Corp., 5.13%, 06/06/27		57	64,040
NCR Corp.(b)
5.75%, 09/01/27		259	271,534
5.00%, 10/01/28		143	146,932
6.13%, 09/01/29		93	100,252
5.25%, 10/01/30		145	151,525
Taylor Morrison Communities, Inc.(b)
5.88%, 06/15/27		287	324,230
5.13%, 08/01/30		198	217,112
Tempur Sealy International, Inc., 5.50%, 06/15/26(g)		191	197,924

			4,112,292

Household Products(b) — 0.0%
ACCO Brands Corp., 5.25%, 12/15/24		102	104,805
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26		94	95,880

			200,685

Independent Power and Renewable Electricity Producers — 1.2%
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, 6.25%, 12/10/24		200	222,025
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/24		200	211,937
Calpine Corp.(b)
5.25%, 06/01/26(g)		439	452,864
4.50%, 02/15/28(g)		709	728,285
5.13%, 03/15/28(g)		1,554	1,608,390
4.63%, 02/01/29		346	349,460
5.00%, 02/01/31		438	450,045
3.75%, 03/01/31		312	303,420
Clearway Energy Operating LLC
5.75%, 10/15/25		242	253,578
4.75%, 03/15/28(b)		55	59,200
ENN Clean Energy International Investment Ltd., 7.50%, 02/27/21		200	200,188
Greenko Dutch BV, 5.25%, 07/24/24		200	207,650
Greenko Mauritius Ltd., 6.25%, 02/21/23		200	206,500
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26		200	215,062
India Green Energy Holdings
5.38%, 04/29/24(b)		325	340,437
5.38%, 04/29/24		250	261,875
NRG Energy, Inc.
6.63%, 01/15/27(g)		989	1,039,073
5.25%, 06/15/29(b)(g)		347	381,700
3.63%, 02/15/31(b)		411	427,440
ReNew Power Pvt Ltd., 5.88%, 03/05/27		200	212,500
ReNew Power Synthetic, 6.67%, 03/12/24		200	210,750
TerraForm Power Operating LLC, 4.75%, 01/15/30(b)		179	191,978

			8,534,357

Insurance — 1.9%
Acrisure LLC/Acrisure Finance, Inc., 8.13%, 02/15/24(b)		93	97,148
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(b)(g)
4.25%, 10/15/27		1,472	1,485,093
6.75%, 10/15/27		1,994	2,108,655
Allstate Corp., Series B, (3 mo. LIBOR US + 2.94%), 5.75%, 08/15/53(a)(g)		2,000	2,159,175

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Insurance (continued)
AmWINS Group, Inc., 7.75%, 07/01/26(b)	USD	361	$386,949
Aon PLC, 3.88%, 12/15/25(g)		1,280	1,448,943
Asahi Mutual Life Insurance Co., (5 year USD Swap + 4.59%), 6.50%(a)(j)		310	334,211
AssuredPartners, Inc., 5.63%, 01/15/29(b)		345	350,175
GTCR AP Finance, Inc., 8.00%, 05/15/27(b)		374	402,985
HUB International Ltd., 7.00%, 05/01/26(b)(g)		1,404	1,456,650
Nationwide Building Society, (5 year USD ICE Swap + 1.85%), 4.13%, 10/18/32(a)(b)(g)		690	767,951
Teachers Insurance & Annuity Association of America, 4.27%, 05/15/47(b)(g)		700	853,906
Unipol Gruppo SpA, 3.25%, 09/23/30	EUR	100	128,119
Voya Financial, Inc., (3 mo. LIBOR US + 3.58%), 5.65%, 05/15/53(a)(g)	USD	1,090	1,155,400

			13,135,360

Interactive Media & Services — 0.7%
21Vianet Group, Inc., 7.88%, 10/15/21		400	406,875
Adevinta ASA, 2.63%, 11/15/25	EUR	100	123,721
Arches Buyer, Inc., 4.25%, 06/01/28(b)	USD	143	142,821
Cablevision Lightpath LLC(b)
3.88%, 09/15/27		218	219,112
5.63%, 09/15/28		401	411,025
Netflix, Inc.
4.88%, 04/15/28		89	104,181
5.88%, 11/15/28(g)		877	1,100,635
6.38%, 05/15/29		43	55,694
5.38%, 11/15/29(b)(g)		743	928,750
3.63%, 06/15/30	EUR	100	146,991
4.88%, 06/15/30(b)(g)	USD	469	569,835
Twitter, Inc., 3.88%, 12/15/27(b)		178	187,338
United Group BV
4.88%, 07/01/24	EUR	100	123,782
4.00%, 11/15/27		100	120,219

			4,640,979

Internet Software & Services(b) — 0.7%
ANGI Group LLC, 3.88%, 08/15/28	USD	340	338,725
Booking Holdings, Inc., 0.75%, 05/01/25(k)		452	614,429
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/01/27		359	378,219
Match Group Holdings II LLC
5.63%, 02/15/29		209	226,765
4.13%, 08/01/30		302	311,573
Uber Technologies, Inc.
7.50%, 05/15/25		212	227,099
8.00%, 11/01/26(g)		843	909,702
7.50%, 09/15/27(g)		1,072	1,175,191
6.25%, 01/15/28		260	279,500

			4,461,203

IT Services — 1.2%
Austin BidCo, Inc., 7.13%, 12/15/28(b)		93	96,371
Banff Merger Sub, Inc., 9.75%, 09/01/26(b)(g)		2,024	2,141,635
Booz Allen Hamilton, Inc., 3.88%, 09/01/28(b)		468	481,956
Camelot Finance SA, 4.50%, 11/01/26(b)(g)		599	622,960
Castle U.S. Holding Corp., 9.50%, 02/15/28(b)		390	400,378
Centurion Bidco SpA, 5.88%, 09/30/26	EUR	100	125,445
Dun & Bradstreet Corp.(b)
6.88%, 08/15/26(g)	USD	555	593,850
10.25%, 02/15/27		388	433,590
Fair Isaac Corp., 4.00%, 06/15/28(b)		207	213,458
Gartner, Inc., 3.75%, 10/01/30(b)		381	391,710

Security		Par (000)	Value

IT Services (continued)
Presidio Holdings, Inc., 4.88%, 02/01/27(b)	USD	396	$415,946
Rackspace Technology Global, Inc., 5.38%, 12/01/28(b)		562	585,885
Science Applications International Corp., 4.88%, 04/01/28(b)		332	349,430
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25(b)(g)		1,198	1,232,263
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)(i)		251	253,510

			8,338,387

Leisure Products — 0.2%
Mattel, Inc.
6.75%, 12/31/25(b)(g)		812	852,844
5.88%, 12/15/27(b)		358	394,777
6.20%, 10/01/40		167	195,390
5.45%, 11/01/41		215	237,575

			1,680,586

Machinery — 0.8%
ATS Automation Tooling Systems, Inc., 4.13%, 12/15/28(b)		139	140,738
Colfax Corp.(b)
6.00%, 02/15/24		334	344,855
6.38%, 02/15/26		193	206,792
Husky III Holding Ltd., (13.00% Cash or 13.75% PIK), 13.00%, 02/15/25(b)(h)		587	633,960
Mueller Water Products, Inc., 5.50%, 06/15/26(b)		345	357,075
RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/25(b)(g)		607	620,196
Rebecca Bidco GmbH, 5.75%, 07/15/25	EUR	100	127,301
Stevens Holding Co., Inc., 6.13%, 10/01/26(b)	USD	197	214,651
Terex Corp., 5.63%, 02/01/25(b)(g)		264	270,270
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26(b)(g)		1,065	1,083,126
Vertical Holdco GmbH, 7.63%, 07/15/28(b)		616	664,510
Vertical Midco GmbH, 4.38%, 07/15/27	EUR	100	126,937
Vertical US Newco, Inc., 5.25%, 07/15/27(b)	USD	908	948,620

			5,739,031

Media — 8.3%
Altice Financing SA
7.50%, 05/15/26(b)(g)		1,049	1,100,139
3.00%, 01/15/28	EUR	100	115,457
5.00%, 01/15/28(b)	USD	462	473,550
Altice France Holding SA(b)
10.50%, 05/15/27(g)		2,241	2,512,721
6.00%, 02/15/28		497	500,727
AMC Networks, Inc.
5.00%, 04/01/24		16	16,254
4.75%, 08/01/25		331	340,930
4.25%, 02/15/29(i)		157	156,295
Block Communications, Inc., 4.88%, 03/01/28(b)		168	173,670
Cable Onda SA, 4.50%, 01/30/30		450	486,000
Cable One, Inc., 4.00%, 11/15/30(b)		272	279,067
CCO Holdings LLC/CCO Holdings Capital Corp.(b)
5.13%, 05/01/27(g)		861	905,307
5.88%, 05/01/27		54	56,120
5.00%, 02/01/28(g)		116	121,858
5.38%, 06/01/29(g)		1,259	1,365,776
4.75%, 03/01/30		169	179,769
4.50%, 08/15/30(g)		1,707	1,797,676
4.25%, 02/01/31(g)		1,139	1,167,133
4.50%, 05/01/32(g)		1,570	1,633,145

10

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/45(g)	USD	3,000	$4,100,523
Clear Channel International BV, 6.63%, 08/01/25(b)		507	533,617
Clear Channel Worldwide Holdings, Inc.(g)
9.25%, 02/15/24		775	806,163
5.13%, 08/15/27(b)		2,277	2,325,386
Comcast Corp., 4.60%, 08/15/45(g)		1,750	2,268,915
Connect Finco Sarl/Connect US Finco LLC, 6.75%, 10/01/26(b)(g)		2,548	2,722,028
CSC Holdings LLC
5.25%, 06/01/24		633	681,266
6.50%, 02/01/29(b)		368	409,512
5.75%, 01/15/30(b)		855	917,795
4.63%, 12/01/30(b)(g)		1,726	1,760,520
3.38%, 02/15/31(b)		404	394,243
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/26(b)(g)		710	573,325
Discovery Communications LLC, 4.95%, 05/15/42(g)		400	483,480
DISH DBS Corp.(g)
6.75%, 06/01/21		397	403,074
5.88%, 07/15/22		1,207	1,255,280
5.00%, 03/15/23		303	312,105
7.75%, 07/01/26		1,391	1,509,131
DISH Network Corp.(k)
2.38%, 03/15/24		328	299,529
3.38%, 08/15/26		498	459,202
Entercom Media Corp., 6.50%, 05/01/27(b)		338	346,450
GCI LLC, 4.75%, 10/15/28(b)		115	119,852
Hughes Satellite Systems Corp., 5.25%, 08/01/26(g)		217	240,610
iHeartCommunications, Inc.
6.38%, 05/01/26		192	204,342
5.25%, 08/15/27(b)		213	220,872
4.75%, 01/15/28(b)		96	98,040
Lamar Media Corp., 4.00%, 02/15/30		163	167,075
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(b)		400	430,092
Liberty Broadband Corp.(b)(k)
1.25%, 09/30/50		642	640,074
2.75%, 09/30/50		1,054	1,084,349
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(b)(h)		419	421,221
Lions Gate Capital Holdings LLC(b)
6.38%, 02/01/24		30	30,675
5.88%, 11/01/24		203	207,188
Live Nation Entertainment, Inc.(b)
4.88%, 11/01/24		40	40,200
6.50%, 05/15/27(g)		1,411	1,567,494
4.75%, 10/15/27		331	331,827
3.75%, 01/15/28		245	247,195
Lorca Telecom Bondco SAU, 4.00%, 09/18/27	EUR	100	127,775
Meredith Corp., 6.88%, 02/01/26	USD	68	68,758
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27(b)		209	218,405
Network i2i Ltd., (5 year CMT + 4.27%), 5.65%(a)(j)		250	264,453
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27		456	470,045
4.25%, 01/15/29		154	152,845

Security		Par (000)	Value

Media (continued)
Pinewood Finance Co. Ltd., 3.25%, 09/30/25	GBP	100	$139,790
Qualitytech LP/QTS Finance Corp., 3.88%, 10/01/28(b)	USD	384	391,757
Radiate Holdco LLC/Radiate Finance, Inc.(b)(g)
4.50%, 09/15/26		828	842,796
6.50%, 09/15/28		2,133	2,244,982
Sable International Finance Ltd.
5.75%, 09/07/27		527	559,279
5.75%, 09/07/27(b)		200	212,000
Scripps Escrow II, Inc.(b)
3.88%, 01/15/29		221	221,000
5.38%, 01/15/31		220	222,200
SES SA, (5 year EUR Swap + 5.40%), 5.63%(a)(j)	EUR	100	132,888
Sinclair Television Group, Inc., 4.13%, 12/01/30(b)	USD	530	528,012
Sirius XM Radio, Inc.(b)
4.63%, 07/15/24		7	7,238
5.50%, 07/01/29		563	612,614
4.13%, 07/01/30(g)		602	620,295
Summer BC Holdco B Sarl, 5.75%, 10/31/26	EUR	100	126,513
TEGNA, Inc., 5.50%, 09/15/24(b)	USD	33	33,578
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28(b)		600	634,800
Telesat Canada/Telesat LLC(b)
4.88%, 06/01/27		419	435,718
6.50%, 10/15/27		40	42,363
Terrier Media Buyer, Inc., 8.88%, 12/15/27(b)		1,056	1,141,800
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 02/15/29(b)(i)		650	650,000
Univision Communications, Inc., 5.13%, 02/15/25(b)		110	110,597
ViacomCBS, Inc., 5.85%, 09/01/43(g)		645	876,631
Videotron Ltd., 5.13%, 04/15/27(b)(g)		345	364,796
Virgin Media Secured Finance PLC(b)
5.50%, 05/15/29		400	429,244
4.50%, 08/15/30(g)		599	620,264
WMG Acquisition Corp., 5.50%, 04/15/26(b)		197	202,418
Ziggo Bond Co. BV(b)
6.00%, 01/15/27(g)		638	668,305
5.13%, 02/28/30		295	307,658
Ziggo BV(b)
5.50%, 01/15/27(g)		463	482,634
4.88%, 01/15/30		217	227,439

			57,386,134

Metals & Mining — 2.4%
ABJA Investment Co. Pte Ltd., 5.95%, 07/31/24		450	482,203
Allegheny Technologies, Inc., 7.88%, 08/15/23		151	165,184
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30		200	214,000
Arconic Corp.(b)
6.00%, 05/15/25		361	388,221
6.13%, 02/15/28		289	309,931
BHP Billiton Finance USA Ltd., 4.13%, 02/24/42(g)		250	310,840
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)(g)		1,451	1,558,352
Commercial Metals Co., 3.88%, 02/15/31(i)		105	107,494
Constellium SE(b)
5.75%, 05/15/24		256	259,840
6.63%, 03/01/25(g)		300	305,009
5.88%, 02/15/26(g)		1,443	1,483,548
Freeport-McMoRan, Inc. 4.38%, 08/01/28		572	606,134

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Metals & Mining (continued)
Freeport-McMoRan, Inc. (continued)
4.63%, 08/01/30	USD	511	$567,351
5.40%, 11/14/34		184	228,620
5.45%, 03/15/43		1,579	1,973,750
Gold Fields Orogen Holdings BVI Ltd., 5.13%, 05/15/24(b)		254	277,889
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(b)(g)		362	369,240
HTA Group Ltd., 7.00%, 12/18/25(b)		410	436,522
JSW Steel Ltd., 5.95%, 04/18/24		200	212,225
Kaiser Aluminum Corp., 4.63%, 03/01/28(b)		115	118,625
New Gold, Inc., 7.50%, 07/15/27(b)(g)		900	972,189
Nexa Resources SA, 5.38%, 05/04/27(b)(g)		857	938,415
Novelis Corp.(b)
5.88%, 09/30/26		577	604,408
4.75%, 01/30/30		1,077	1,130,850
Periama Holdings LLC, 5.95%, 04/19/26		276	292,560
Rio Tinto Finance USA PLC, 4.75%, 03/22/42(g)		400	540,854
thyssenkrupp AG
1.88%, 03/06/23	EUR	43	52,028
2.88%, 02/22/24		100	122,442
Usiminas International Sarl, 5.88%, 07/18/26(b)	USD	200	213,650
Vale Overseas Ltd.
6.25%, 08/10/26(g)		425	521,023
3.75%, 07/08/30		295	322,479
Vedanta Resources Finance II PLC
8.00%, 04/23/23		313	270,843
13.88%, 01/21/24		200	214,450

			16,571,169

Multi-line Retail — 0.1%
Dufry One BV, 2.00%, 02/15/27	EUR	100	111,422
Future Retail Ltd., 5.40%, 01/22/25	USD	200	171,562
Marks & Spencer PLC, 4.50%, 07/10/27	GBP	100	142,903

			425,887

Offshore Drilling & Other Services — 0.0%
Entegris, Inc., 4.63%, 02/10/26(b)	USD	225	233,016

Oil, Gas & Consumable Fuels — 10.3%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(b)(i)		619	632,927
Antero Midstream Partners LP/Antero Midstream Finance Corp., 7.88%, 05/15/26(b)		152	162,659
Apache Corp.
4.88%, 11/15/27		274	281,535
5.10%, 09/01/40		598	605,511
5.25%, 02/01/42		114	114,000
4.75%, 04/15/43(g)		818	777,100
Ascent Resources Utica LLC, 9.00%, 11/01/27(b)		510	585,978
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(l)		358	276,600
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/25(b)		218	230,672
Brand Industrial Services, Inc., 8.50%, 07/15/25(b)(g)		514	518,497
Buckeye Partners LP
4.13%, 03/01/25(b)		345	349,744
4.50%, 03/01/28(b)		476	491,670
5.85%, 11/15/43		182	181,545
5.60%, 10/15/44		232	223,880
Cellnex Telecom SA, Series CLNX, 0.75%, 11/20/31(k)	EUR	100	116,892

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Cenovus Energy, Inc., 5.40%, 06/15/47(g)	USD	104	$121,773
Centennial Resource Production LLC, 6.88%, 04/01/27(b)		342	297,044
Cheniere Energy Partners LP
5.63%, 10/01/26		323	336,033
4.50%, 10/01/29		655	704,125
5.25%, 10/01/25		57	58,496
Cheniere Energy, Inc., 4.63%, 10/15/28(b)		1,759	1,840,354
Citgo Holding, Inc., 9.25%, 08/01/24(b)		407	390,720
CNX Resources Corp.(b)
7.25%, 03/14/27		315	338,719
6.00%, 01/15/29		403	416,480
Colgate Energy Partners III LLC, 7.75%, 02/15/26(b)		127	121,285
Comstock Resources, Inc.
7.50%, 05/15/25(b)		341	348,672
9.75%, 08/15/26		775	824,889
Continental Resources, Inc., 5.75%, 01/15/31(b)		320	346,400
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.25%, 04/01/23		18	18,092
5.63%, 05/01/27(b)(g)		323	310,967
6.00%, 02/01/29(b)		269	259,137
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(b)(g)		2,015	2,005,217
CVR Energy, Inc.(b)
5.25%, 02/15/25		180	176,346
5.75%, 02/15/28		94	92,266
DCP Midstream Operating LP(g)
5.38%, 07/15/25		262	280,340
5.13%, 05/15/29		186	202,295
6.45%, 11/03/36(b)		254	282,575
6.75%, 09/15/37(b)		418	463,980
Double Eagle III Midco 1 LLC/Double Eagle Finance Corp., 7.75%, 12/15/25(b)		573	593,055
eG Global Finance PLC
6.75%, 02/07/25(b)		252	259,560
6.25%, 10/30/25	EUR	142	176,512
8.50%, 10/30/25(b)	USD	299	317,687
Enbridge, Inc.(a) (3 mo. LIBOR US + 3.64%), 6.25%, 03/01/78		1,865	2,022,068
Series 20-A, (5 year CMT + 5.31%), 5.75%, 07/15/80		690	763,012
Endeavor Energy Resources LP/EER Finance, Inc.(b)
6.63%, 07/15/25		32	34,180
5.50%, 01/30/26(g)		728	753,480
5.75%, 01/30/28		567	601,020
Energy Transfer Operating LP
6.13%, 12/15/45(g)		874	982,136
5.30%, 04/15/47(g)		350	367,821
5.00%, 05/15/50		44	45,573
EnLink Midstream LLC
5.63%, 01/15/28(b)		226	225,576
5.38%, 06/01/29		98	93,590
EnLink Midstream Partners LP
4.40%, 04/01/24		281	278,190
4.15%, 06/01/25		20	19,450
4.85%, 07/15/26		160	155,366
5.60%, 04/01/44		247	198,217
5.05%, 04/01/45		69	55,186

12

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC, (3 mo. LIBOR US + 2.57%), 5.38%, 02/15/78(a)	USD	420	$416,930
EQM Midstream Partners LP
4.13%, 12/01/26		131	126,874
4.50%, 01/15/29(b)		312	301,149
4.75%, 01/15/31(b)		707	682,524
EQT Corp.
3.90%, 10/01/27		86	89,333
8.75%, 02/01/30		24	30,605
Genesis Energy LP/Genesis Energy Finance Corp.
5.63%, 06/15/24		204	191,760
6.50%, 10/01/25(g)		53	49,041
7.75%, 02/01/28		144	133,560
Geopark Ltd., 6.50%, 09/21/24(b)		228	236,122
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27		200	192,688
Great Western Petroleum LLC/Great Western Finance Corp., 9.00%, 09/30/21(b)(g)		636	402,270
Harvest Midstream I LP, 7.50%, 09/01/28(b)		450	472,612
Hess Corp., 4.30%, 04/01/27(g)		750	831,609
Hess Midstream Operations LP, 5.63%, 02/15/26(b)		249	258,441
Hilcorp Energy I LP/Hilcorp Finance Co.(b)
5.75%, 02/01/29		394	400,627
6.00%, 02/01/31		187	189,805
Hilong Holding Ltd., 8.16%, 09/26/22(e)(f)		200	151,938
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26		200	209,312
Impulsora Pipeline LLC, 6.05%, 01/01/43(c)		1,627	1,693,881
Indigo Natural Resources LLC(b)
6.88%, 02/15/26(g)		852	882,842
5.38%, 02/01/29(i)		552	545,100
Kinder Morgan Energy Partners LP, 4.25%, 09/01/24(g)		2,500	2,778,813
Leviathan Bond Ltd., 5.75%, 06/30/23(b)		546	580,637
Matador Resources Co., 5.88%, 09/15/26		1,109	1,059,095
Medco Bell Pte Ltd., 6.38%, 01/30/27		250	253,437
MEG Energy Corp.(b)
7.00%, 03/31/24		58	58,795
6.50%, 01/15/25(g)		1,278	1,316,468
7.13%, 02/01/27		134	138,355
5.88%, 02/01/29(i)		306	303,705
MPLX LP, 4.25%, 12/01/27		235	270,092
Murphy Oil Corp.
5.75%, 08/15/25		27	25,959
6.38%, 12/01/42		35	30,625
Murphy Oil USA, Inc., 4.75%, 09/15/29		171	183,013
Neptune Energy Bondco PLC, 6.63%, 05/15/25(b)		200	195,500
New Enterprise Stone & Lime Co., Inc., 6.25%, 03/15/26(b)		88	90,640
New Fortress Energy, Inc., 6.75%, 09/15/25(b)(g)		1,479	1,529,833
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26(b)(i)		461	467,339
NGPL PipeCo LLC, 7.77%, 12/15/37(b)(g)		270	365,300
NuStar Logistics LP
6.00%, 06/01/26		234	248,625
6.38%, 10/01/30		30	33,038
Occidental Petroleum Corp.
2.70%, 08/15/22		421	422,141
2.70%, 02/15/23		176	173,875
6.95%, 07/01/24		81	87,885
2.90%, 08/15/24		261	252,517

Security		Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp. (continued)
5.50%, 12/01/25	USD	178		$186,900
3.40%, 04/15/26		87		84,036
8.88%, 07/15/30		49		61,532
6.13%, 01/01/31		743		808,254
6.20%, 03/15/40		816		848,640
4.50%, 07/15/44		2,262		1,956,630
4.63%, 06/15/45		43		37,491
4.10%, 02/15/47		490		406,700
Odebrecht Offshore Drilling Finance Ltd., (7.72% PIK), 7.72%, 12/01/26(b)(h)		—	(d)	83
Oil and Gas Holding Co. BSCC (The), 7.63%, 11/07/24(i)		273		303,539
Ovintiv Exploration, Inc., 5.75%, 01/30/22		115		119,313
Parsley Energy LLC/Parsley Finance Corp.(b)
5.63%, 10/15/27		340		371,875
4.13%, 02/15/28		368		391,000
PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 05/15/25(b)		611		589,401
PDC Energy, Inc.
1.13%, 09/15/21(k)		1,091		1,064,089
6.13%, 09/15/24		177		180,575
6.25%, 12/01/25		144		143,280
5.75%, 05/15/26		292		297,469
Pertamina Persero PT, 3.65%, 07/30/29		446		490,739
Petrobras Global Finance BV
5.30%, 01/27/25		200		227,400
8.75%, 05/23/26(g)		637		838,451
6.00%, 01/27/28(g)		152		177,650
5.60%, 01/03/31		674		748,814
Petroleos Mexicanos
6.35%, 02/12/48		273		228,296
6.95%, 01/28/60(g)		839		729,846
Pioneer Natural Resources Co., 0.25%, 05/15/25(b)(k)		667		919,869
Puma International Financing SA, 5.13%, 10/06/24(b)		483		478,019
QEP Resources, Inc.
5.38%, 10/01/22		233		241,737
5.25%, 05/01/23		265		278,912
5.63%, 03/01/26		124		138,272
Range Resources Corp, 9.25%, 02/01/26		45		49,041
Range Resources Corp.
5.88%, 07/01/22		57		57,570
5.00%, 08/15/22(g)		312		313,560
5.00%, 03/15/23		145		145,410
4.88%, 05/15/25		18		17,616
8.25%, 01/15/29(b)		133		139,650
Rattler Midstream LP, 5.63%, 07/15/25(b)		316		331,010
Saudi Arabian Oil Co., 2.25%, 11/24/30(b)(g)		745		745,000
Shell International Finance BV, 4.38%, 05/11/45(g)		450		562,014
SM Energy Co.
6.13%, 11/15/22		24		23,280
5.00%, 01/15/24		17		15,768
10.00%, 01/15/25(b)		1,129		1,251,779
Southwestern Energy Co.
4.10%, 03/15/22		272		272,000
7.50%, 04/01/26		70		73,136
8.38%, 09/15/28		271		289,998
Stoneway Capital Corp.(e)(f)
10.00%, 03/01/27(b)		940		357,637
10.00%, 03/01/27		333		126,740

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Suncor Energy, Inc., 6.50%, 06/15/38(g)	USD	800	$1,100,079
Sunoco Logistics Partners Operations LP
5.30%, 04/01/44		895	945,801
5.40%, 10/01/47		212	225,539
Sunoco LP/Sunoco Finance Corp.
5.50%, 02/15/26		38	39,052
6.00%, 04/15/27		75	79,406
5.88%, 03/15/28		147	155,820
4.50%, 05/15/29(b)		228	233,040
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.50%, 09/15/24(b)(g)		378	384,815
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.13%, 02/01/25		156	160,228
5.88%, 04/15/26(g)		312	326,823
5.38%, 02/01/27		2	2,067
6.50%, 07/15/27		258	277,350
5.00%, 01/15/28(g)		404	417,130
6.88%, 01/15/29(g)		768	847,680
5.50%, 03/01/30		443	470,962
4.88%, 02/01/31(b)		257	268,179
Transocean, Inc., 11.50%, 01/30/27(b)		195	150,638
Viper Energy Partners LP, 5.38%, 11/01/27(b)		142	149,100
Vivo Energy Investments BV, 5.13%, 09/24/27(b)		549	581,082
Western Midstream Operating LP
5.50%, 08/15/48		82	81,180
6.50%, 02/01/50		959	1,078,875
Williams Cos, Inc., 4.50%, 11/15/23(g)		1,750	1,921,443

			71,098,114

Personal Products — 0.0%
Coty, Inc., 4.00%, 04/15/23	EUR	100	113,489

Pharmaceuticals — 1.8%
AbbVie, Inc.
4.75%, 03/15/45	USD	500	635,034
4.45%, 05/14/46(g)		1,000	1,226,213
Bausch Health Americas, Inc.(b)
9.25%, 04/01/26		61	67,704
8.50%, 01/31/27(g)		853	944,697
Bausch Health Cos., Inc.(b)
9.00%, 12/15/25		351	385,293
5.75%, 08/15/27		423	455,254
7.00%, 01/15/28		193	208,865
5.00%, 01/30/28		223	229,757
5.00%, 02/15/29		678	694,038
7.25%, 05/30/29(g)		664	739,530
5.25%, 01/30/30(g)		790	815,722
5.25%, 02/15/31		378	388,763
CVS Health Corp., 5.05%, 03/25/48(g)		1,110	1,453,253
Elanco Animal Health, Inc., 5.90%, 08/28/28		316	377,462
Endo Dac/Endo Finance LLC/Endo Finco, Inc.(b)
9.50%, 07/31/27		844	964,270
6.00%, 06/30/28		200	167,570
Nidda BondCo GmbH, 7.25%, 09/30/25	EUR	100	126,059
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24		100	121,512
Par Pharmaceutical, Inc., 7.50%, 04/01/27(b)(g)	USD	1,044	1,125,766
Rossini Sarl, 6.75%, 10/30/25	EUR	166	214,352
Utah Acquisition Sub, Inc., 3.95%, 06/15/26(g)	USD	650	739,495

			12,080,609

Security		Par (000)	Value

Real Estate Management & Development — 4.3%
ADLER Group SA, 2.75%, 11/13/26	EUR	100	$121,983
ADLER Real Estate AG, 3.00%, 04/27/26		100	125,536
Agile Group Holdings Ltd.
5.75%, 01/02/25	USD	224	230,090
6.05%, 10/13/25		200	206,750
(5 year CMT + 11.08%), 7.75%(a)(j)		405	416,644
(5 year CMT + 11.29%), 7.88%(a)(j)		200	208,750
Central China Real Estate Ltd.
6.88%, 08/08/22		200	201,500
7.65%, 08/27/23		245	246,225
CFLD Cayman Investment Ltd.
8.63%, 02/28/21		200	95,688
6.90%, 01/13/23		400	149,625
8.60%, 04/08/24		200	72,250
China Aoyuan Group Ltd.
7.50%, 05/10/21		200	201,506
5.38%, 09/13/22		200	202,976
7.95%, 02/19/23		450	473,625
6.35%, 02/08/24		435	450,633
5.98%, 08/18/25		200	203,938
China Evergrande Group
8.25%, 03/23/22		200	190,813
9.50%, 04/11/22		200	191,250
11.50%, 01/22/23		450	428,062
12.00%, 01/22/24		250	235,859
China SCE Group Holdings Ltd.
7.25%, 04/19/23		200	207,812
7.38%, 04/09/24		650	682,906
7.00%, 05/02/25		200	208,500
CIFI Holdings Group Co. Ltd.
6.55%, 03/28/24		200	212,562
6.45%, 11/07/24		200	213,700
6.00%, 07/16/25		400	425,000
5.95%, 10/20/25		200	214,375
5.25%, 05/13/26		215	224,176
Consus Real Estate AG, 9.63%, 05/15/24	EUR	100	129,728
Country Garden Holdings Co. Ltd.
6.50%, 04/08/24	USD	200	214,937
6.15%, 09/17/25		200	222,500
5.13%, 01/14/27		200	215,375
Easy Tactic Ltd.
9.13%, 07/28/22		400	393,125
5.88%, 02/13/23		200	182,374
8.13%, 02/27/23		200	188,625
8.63%, 02/27/24		200	184,500
Fantasia Holdings Group Co. Ltd.
8.38%, 03/08/21		200	199,938
11.75%, 04/17/22		200	207,063
12.25%, 10/18/22		200	209,187
11.88%, 06/01/23		200	207,563
9.25%, 07/28/23		400	392,375
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(b)(g)		265	279,711
Global Prime Capital Pte Ltd., 5.50%, 10/18/23		200	202,813
Greenland Global Investment Ltd.
5.60%, 11/13/22		400	366,375
6.25%, 12/16/22		200	189,000
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(b)		120	123,600
Heimstaden Bostad AB(a)(j)
(5 year EUR Swap + 3.15%), 2.63%(i)	EUR	100	118,836

14

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development (continued)
Heimstaden Bostad AB(a)(j) (continued)
(5 year EUR Swap + 3.67%), 3.25%	EUR	100	$124,217
Hopson Development Holdings Ltd., 7.50%, 06/27/22	USD	400	407,625
Howard Hughes Corp(b)(i)
4.13%, 02/01/29		308	306,648
4.38%, 02/01/31		339	338,291
Howard Hughes Corp.(b)
5.38%, 03/15/25(g)		218	224,760
5.38%, 08/01/28		443	467,365
Kaisa Group Holdings Ltd.
11.95%, 10/22/22		200	210,250
11.50%, 01/30/23		400	414,000
10.88%, 07/23/23		400	410,625
9.75%, 09/28/23		248	248,077
11.95%, 11/12/23		200	209,250
9.38%, 06/30/24		400	379,800
KWG Group Holdings Ltd.
7.88%, 08/09/21		200	204,000
7.88%, 09/01/23		200	207,438
7.40%, 03/05/24		400	424,500
Logan Group Co. Ltd.
6.50%, 07/16/23		200	206,438
6.90%, 06/09/24		200	212,937
5.75%, 01/14/25		200	209,562
5.25%, 10/19/25		200	207,500
MAF Sukuk Ltd., 4.64%, 05/14/29		525	597,187
New Metro Global Ltd.
6.50%, 04/23/21		200	201,060
6.80%, 08/05/23		400	421,625
4.80%, 12/15/24		200	201,500
Powerlong Real Estate Holdings Ltd., 7.13%, 11/08/22		200	207,250
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 01/15/29(b)		199	203,229
Redsun Properties Group Ltd.
9.95%, 04/11/22		200	208,562
10.50%, 10/03/22		200	211,062
RKPF Overseas Ltd.
Series 2019-A, 6.70%, 09/30/24		513	544,261
Series 2019-A, 6.00%, 09/04/25		200	206,188
Series 2020-A, 5.20%, 01/12/26		205	204,744
Ronshine China Holdings Ltd.
11.25%, 08/22/21		200	205,938
10.50%, 03/01/22		200	209,062
8.95%, 01/22/23		200	206,813
7.35%, 12/15/23		304	306,470
Scenery Journey Ltd.
11.50%, 10/24/22		219	207,092
13.00%, 11/06/22		200	193,313
12.00%, 10/24/23		448	418,740
Seazen Group Ltd.
6.45%, 06/11/22		200	205,688
6.00%, 08/12/24		200	209,500
Shimao Group Holdings Ltd., 5.60%, 07/15/26		200	219,687
Shui On Development Holding Ltd., 5.75%, 11/12/23		500	507,969
Sunac China Holdings Ltd.
7.25%, 06/14/22		200	205,063
7.95%, 10/11/23		200	210,312
7.50%, 02/01/24		400	414,250
6.65%, 08/03/24		224	227,640

Security		Par (000)	Value

Real Estate Management & Development (continued)
Sunac China Holdings Ltd. (continued)
7.00%, 07/09/25	USD	400	$407,000
Theta Capital Pte Ltd., 8.13%, 01/22/25		200	199,438
Times China Holdings Ltd.
6.75%, 07/16/23		313	326,596
6.75%, 07/08/25		553	586,007
Wanda Group Overseas Ltd., 7.50%, 07/24/22		200	187,875
Wanda Properties International Co. Ltd., 7.25%, 01/29/24		205	209,548
Yango Justice International Ltd.
10.00%, 02/12/23		400	426,750
8.25%, 11/25/23		200	208,375
Yanlord Land HK Co. Ltd.
6.75%, 04/23/23		200	207,688
6.80%, 02/27/24		200	209,937
Yuzhou Group Holdings Co. Ltd.
8.63%, 01/23/22		200	206,938
8.50%, 02/04/23		200	213,312
8.50%, 02/26/24		400	429,625
8.38%, 10/30/24		200	215,625
7.70%, 02/20/25		200	211,750
8.30%, 05/27/25		200	212,937
7.38%, 01/13/26		205	215,250
Zhenro Properties Group Ltd.
9.15%, 03/08/22		200	205,188
8.70%, 08/03/22		200	207,687
8.65%, 01/21/23		203	209,915
7.88%, 04/14/24		400	412,375
6.63%, 01/07/26		200	199,000

			29,746,663

Road & Rail — 0.5%
Autostrade per l’Italia SpA, 5.88%, 06/09/24	EUR	200	276,592
Burlington Northern Santa Fe LLC, 4.38%, 09/01/42(g)	USD	500	634,500
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(b)		2,079	2,505,143

			3,416,235

Semiconductors & Semiconductor Equipment — 1.2%
ams AG, 6.00%, 07/31/25	EUR	200	260,855
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27(g)	USD	2,600	2,904,317
Broadcom, Inc., 3.46%, 09/15/26(g)		688	757,384
Microchip Technology, Inc.
1.63%, 02/15/25(k)		102	305,570
4.25%, 09/01/25(b)(g)		1,374	1,439,146
ON Semiconductor Corp.
1.63%, 10/15/23(k)		246	437,573
3.88%, 09/01/28(b)		429	444,551
QUALCOMM, Inc., 4.65%, 05/20/35(g)		400	521,533
Sensata Technologies BV, 5.00%, 10/01/25(b)		368	405,720
Sensata Technologies, Inc.(b)
4.38%, 02/15/30		236	253,995
3.75%, 02/15/31		251	257,599

			7,988,243

Software — 1.7%
ACI Worldwide, Inc., 5.75%, 08/15/26(b)(g)		833	877,774
Black Knight InfoServ LLC, 3.63%, 09/01/28(b)		501	506,987
Boxer Parent Co., Inc.
6.50%, 10/02/25	EUR	100	129,765
7.13%, 10/02/25(b)(g)	USD	749	809,939

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
Boxer Parent Co., Inc. (continued) 9.13%, 03/01/26(b)	USD	194	$206,629
BY Crown Parent LLC, 7.38%, 10/15/24(b)(g)		900	910,314
BY Crown Parent LLC/BY Bond Finance, Inc., 4.25%, 01/31/26(b)(g)		782	801,550
CDK Global, Inc., 4.88%, 06/01/27(g)		509	535,084
Crowdstrike Holdings, Inc., 3.00%, 02/15/29		199	201,363
MSCI, Inc.(b)
4.00%, 11/15/29		99	105,278
3.63%, 09/01/30		116	123,105
3.88%, 02/15/31		546	580,835
Open Text Corp., 3.88%, 02/15/28(b)		179	183,475
Open Text Holdings, Inc., 4.13%, 02/15/30(b)		410	430,377
PTC, Inc., 4.00%, 02/15/28(b)		242	251,680
Rocket Software, Inc., 6.50%, 02/15/29(b)		438	438,000
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24(b)(g)		1,872	1,922,020
SS&C Technologies, Inc., 5.50%, 09/30/27(b)(g)		1,628	1,724,068
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(b)(g)		1,203	1,236,082

			11,974,325

Specialty Retail — 0.4%
L Brands, Inc.
6.88%, 11/01/35(g)		478	554,141
6.75%, 07/01/36		79	90,257
PetSmart, Inc.(b)
7.13%, 03/15/23(g)		234	234,573
5.88%, 06/01/25(g)		291	299,730
4.75%, 02/15/28		436	436,000
7.75%, 02/15/29(i)		321	321,000
Staples, Inc., 7.50%, 04/15/26(b)(g)		845	861,976
Tendam Brands SAU, (3 mo. Euribor + 5.25%), 5.25%, 09/15/24(a)	EUR	100	112,557

			2,910,234

Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC/EMC Corp., 7.13%, 06/15/24(b)(g)	USD	756	785,182

Textiles, Apparel & Luxury Goods — 0.0%
William Carter Co., 5.63%, 03/15/27(b)		28	29,575

Thrifts & Mortgage Finance — 0.2%
Home Point Capital, Inc., 5.00%, 02/01/26(b)		368	372,370
Jerrold Finco PLC, 5.25%, 01/15/27	GBP	100	135,748
MGIC Investment Corp., 5.25%, 08/15/28	USD	216	231,120
Nationstar Mortgage Holdings, Inc.(b)
6.00%, 01/15/27		323	341,572
5.50%, 08/15/28		330	340,725
5.13%, 12/15/30		180	186,750

			1,608,285

Tobacco — 0.4%
Altria Group, Inc., 4.50%, 05/02/43(g)		750	845,112
Philip Morris International, Inc., 4.38%, 11/15/41(g)		900	1,090,400
Reynolds American, Inc., 5.85%, 08/15/45		715	903,339

			2,838,851

Transportation — 0.0%
Autostrade per l’Italia SpA, 2.00%, 12/04/28	EUR	100	121,052

Transportation Infrastructure — 0.4%
DP World Salaam, (5 year CMT + 5.75%), 6.00%(a)(j)	USD	256	280,000

Security		Par (000)	Value

Transportation Infrastructure (continued)
ENA Master Trust, 4.00%, 05/19/48(b)	USD	200	$215,025
FedEx Corp.(g)
3.90%, 02/01/35		500	588,048
4.75%, 11/15/45		500	622,487
Heathrow Finance PLC, 4.13%, 09/01/29	GBP	100	135,850
Simpar Europe SA, 5.20%, 01/26/31(b)	USD	330	331,650
Transurban Finance Co. Pty Ltd., 4.13%, 02/02/26(b)(g)		520	593,387

			2,766,447

Utilities — 1.9%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(b)		335	358,869
Centrais Eletricas Brasileiras SA(b)
3.63%, 02/04/25		424	432,109
4.63%, 02/04/30		233	240,093
ContourGlobal Power Holdings SA, 4.13%, 08/01/25	EUR	100	124,091
Electricite de France SA, (10 year USD Swap + 3.71%), 5.25%(a)(b)(g)(j)	USD	7,500	7,856,250
Emera US Finance LP, 4.75%, 06/15/46(g)		200	247,553
Genneia SA, 8.75%, 01/20/22(b)(g)		700	600,687
Inkia Energy Ltd., 5.88%, 11/09/27(b)(g)		455	485,713
Mong Doung Finacial Holdings BV, 5.13%, 05/07/29		250	252,656
Orano SA, 2.75%, 03/08/28	EUR	100	127,903
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(b)(g)	USD	687	726,571
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(b)		535	596,525
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33		363	408,150
Thames Water Kemble Finance PLC, Series FEB, 4.63%, 05/19/26(i)	GBP	168	233,040
Vistra Operations Co. LLC, 5.63%, 02/15/27(b)	USD	254	267,947

			12,958,157

Wireless Telecommunication Services — 2.7%
Altice France SA
7.38%, 05/01/26(b)(g)		2,017	2,109,681
5.88%, 02/01/27	EUR	100	130,094
8.13%, 02/01/27(b)(g)	USD	780	859,950
5.50%, 01/15/28(b)(g)		757	788,226
4.13%, 01/15/29	EUR	100	123,327
5.13%, 01/15/29(b)	USD	201	207,281
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., 9.88%, 05/01/24(b)		239	254,028
Kenbourne Invest SA(b)
6.88%, 11/26/24		529	567,022
4.70%, 01/22/28		200	202,250
Matterhorn Telecom SA, 4.00%, 11/15/27	EUR	100	123,200
Millicom International Cellular SA
5.13%, 01/15/28	USD	514	539,546
4.50%, 04/27/31(b)		400	424,000
PPF Telecom Group BV, 3.25%, 09/29/27	EUR	100	130,633
SBA Communications Corp.(g)
4.88%, 09/01/24	USD	956	981,439
3.88%, 02/15/27		939	980,607
Sprint Corp.
7.88%, 09/15/23		206	237,930
7.13%, 06/15/24(g)		333	388,291
7.63%, 03/01/26(g)		816	1,005,720
T-Mobile USA, Inc. 6.50%, 01/15/26		286	294,983

16

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
T-Mobile USA, Inc. (continued)
4.50%, 02/01/26	USD	570	$583,110
4.75%, 02/01/28(g)		626	668,631
2.88%, 02/15/31		610	614,959
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 8.25%, 10/15/23		1,069	1,083,541
VEON Holdings BV, 4.00%, 04/09/25(b)		200	211,188
VICI Properties LP/VICI Note Co., Inc.(b)
3.50%, 02/15/25		503	511,174
4.25%, 12/01/26(g)		1,467	1,517,391
3.75%, 02/15/27		534	542,678
4.63%, 12/01/29		640	681,600
4.13%, 08/15/30(g)		1,325	1,378,835
Vmed O2 UK Financing I PLC, 3.25%, 01/31/31	EUR	100	123,782
VTR Comunicaciones SpA, 5.13%, 01/15/28(b)	USD	467	497,647

			18,762,744

Total Corporate Bonds — 83.9% (Cost: $548,528,342)			578,320,264

Floating Rate Loan Interests(a)

Aerospace & Defense — 0.0%
Spirit Aerosystems, Inc., 2020 Term Loan B, (1 mo. LIBOR + 5.25, 1.00% Floor), 6.00%, 01/15/25(c)		237	239,963

Airlines — 0.1%
Mileage Plus Holdings LLC, 2020 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.25%, 06/20/27		223	237,535
SkyMiles IP Ltd., 2020 Skymiles Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 10/20/27		381	398,526

			636,061

Auto Components — 0.1%
Panther BF Aggregator 2 LP, USD Term Loan B, (1 mo. LIBOR + 3.50%), 3.62%, 04/30/26		328	327,167

Building Materials — 0.0%
CP Atlas Buyer, Inc.
2020 Delayed Draw Term Loan B2, (3 mo. LIBOR + 4.50, 1.00% Floor), 5.25%, 11/23/27		30	29,750
2020 Term Loan B1, (3 mo. LIBOR + 4.50, 1.00% Floor), 5.25%, 11/23/27		89	89,250

			119,000

Building Products — 0.0%
CPG International, Inc., 2017 Term Loan, (3 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 05/05/24		119	118,690

Capital Markets — 0.1%
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 04/09/27		105	105,500
Jefferies Finance LLC, 2019 Term Loan, (3 mo. LIBOR + 3.00%), 3.13%, 06/03/26		289	287,864

			393,364

Chemicals — 0.3%
Alpha 3 BV, 2017 Term Loan B1, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 01/31/24		1,207	1,209,463

Security		Par (000)	Value

Chemicals (continued)
Ascend Performance Materials Operations LLC, 2019 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.25%, 08/27/26	USD	494	$496,836
Illuminate Buyer LLC, Term Loan, (1 mo. LIBOR + 4.00%), 4.25%, 06/30/27		347	347,782
Invictus US LLC, 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%), 6.87%, 03/30/26		54	52,894
Momentive Performance Materials, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 3.38%, 05/15/24		263	259,975

			2,366,950

Commercial Services & Supplies — 0.4%
Asurion LLC
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.50%), 6.62%, 08/04/25		483	482,849
2020 Term Loan B8, (1 mo. LIBOR + 3.25%), 3.40%, 12/23/26		95	93,890
Dealer Tire LLC, 2020 Term Loan B, (1 mo. LIBOR + 4.25%), 4.37%, 12/12/25		94	93,854
Diamond (BC) BV, USD Term Loan, (3 mo. LIBOR + 3.00%), 3.21%, 09/06/24		834	830,561
GFL Environmental, Inc., 2020 Term Loan, (3 mo. LIBOR + 3.00, 1.00% Floor), 3.50%, 05/30/25		116	116,459
KAR Auction Services, Inc., 2019 Term Loan B6, (1 mo. LIBOR + 2.25%), 2.44%, 09/19/26		66	65,931
Verscend Holding Corp., 2018 Term Loan B, (1 mo. LIBOR + 4.50%), 4.64%, 08/27/25		1,149	1,148,967

			2,832,511

Construction & Engineering — 0.4%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 06/21/24		2,196	2,167,192
SRS Distribution, Inc.
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.12%, 05/23/25		346	343,735
2019 Incremental Term Loan B, (1 mo. LIBOR + 4.25%), 4.37%, 05/23/25		178	178,156

			2,689,083

Construction Materials — 0.0%
Forterra Finance LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 10/25/23		115	114,914

Containers & Packaging — 0.1%
BWAY Holding Co., 2017 Term Loan B, (1 mo. LIBOR + 3.25%), 3.38%, 04/03/24		444	435,466

Diversified Consumer Services — 0.1%
Amentum Government Services Holdings LLC, Term Loan B, (1 mo. LIBOR + 3.50%), 3.75%, 01/31/27		80	79,890
Ascend Learning LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 07/12/24		113	112,624
BidFair MergerRight, Inc., Term Loan B, (1 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 01/15/27		407	408,813
TruGreen Limited Partnership, 2020 2nd Lien Term Loan, (3 mo. LIBOR + 8.50%, 1.00% Floor), 9.25%, 11/02/28(c)		201	207,532

			808,859

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Financial Services — 0.3%
Advisor Group, Inc., 2019 Term Loan B, (1 mo. LIBOR + 5.00%), 5.25%, 08/01/26	USD	121	$120,712
Applecaramel Buyer LLC, Term Loan B, (6 mo. LIBOR + 4.00, 1.00% Floor), 4.50%, 10/19/27		676	678,462
Credito Real SAB de CV Sofom ENR, Term Loan B, (3 mo. LIBOR + 3.75%), 3.96%, 02/21/23(c)		80	76,720
Delta TopCo, Inc., 2020 Term Loan B, (6 mo. LIBOR + 3.75, 1.00% Floor), 4.50%, 12/01/27		524	525,616
LBM Acquisition LLC(i)(m) Delayed Draw Term Loan, 12/18/27		11	11,089
Term Loan B, 12/18/27		50	49,898
Milano Acquisition Corp., Term Loan B, (3 mo. LIBOR + 4.00, 1.00% Floor), 4.75%, 10/01/27		583	584,096
VS Buyer LLC, Term Loan B, (1 mo. LIBOR + 3.25%), 3.13%, 02/28/27		93	93,121

			2,139,714

Diversified Telecommunication Services — 0.4%
Frontier Communications Corp., 2020 DIP Exit Term Loan, (1 mo. LIBOR + 4.75%, 1.00% Floor), 5.75%, 10/08/21		374	373,649
Intelsat Jackson Holdings SA
2017 Term Loan B3, (PRIME + 4.75%), 6.75%, 11/27/23		107	108,265
2017 Term Loan B4, (PRIME + 5.50%), 7.50%, 01/02/24		330	334,055
2017 Term Loan B5, (Fixed), 6.63%, 01/02/24(n)		1,841	1,868,676

			2,684,645

Entertainment — 0.1%
MSG National Properties LLC, Term Loan, (3 mo. LIBOR + 6.25, 1.00% Floor), 7.00%, 11/12/25(c)		489	503,670

Health Care Equipment & Supplies — 0.2%
Ortho-Clinical Diagnostics SA
2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.39%, 06/30/25		169	168,984
EUR Term Loan B, (EURIBOR + 3.50%), 3.50%, 06/30/25	EUR	993	1,199,425

			1,368,409

Health Care Providers & Services — 0.3%
AHP Health Partners, Inc., 2018 Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 06/30/25	USD	408	409,263
Da Vinci Purchaser Corp., 2019 Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 01/08/27		232	232,415
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 3.90%, 10/10/25		792	671,662
Gentiva Health Services, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.25%), 3.38%, 07/02/25		184	183,712
Quorum Health Corp., 2020 Term Loan, (3 mo. LIBOR + 8.25%, 1.00% Floor), 9.25%, 04/29/25		219	219,505
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.75%), 3.90%, 11/16/25		146	145,504
Sotera Health Holdings, LLC, 2021 Term Loan, (3 mo. LIBOR + 2.75%, 1.00% Floor), 3.25%, 12/13/26		489	487,572

			2,349,633

Health Care Services — 0.0%
Azalea Topco, Inc., Term Loan, (1 mo. LIBOR + 3.50%), 3.71%, 07/25/26		204	203,598

Security		Par (000)	Value

Health Care Technology — 0.0%
Athenahealth, Inc., 2021 Term Loan B, 02/11/26(i)(m)	USD	158	$158,395

Hotels, Restaurants & Leisure — 0.1%
Golden Nugget LLC, 2017 Incremental Term Loan B, (2 mo. LIBOR + 2.50, 1.00% Floor), 3.25%, 10/04/23		214	209,529
IRB Holding Corp., 2020 Fourth Amendment Incremental Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/15/27		468	469,170
Life Time Fitness, Inc., 2021 Term Loan B, 12/15/24(i)(m)		185	181,988
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 3.50%), 3.75%, 07/10/25		40	40,135

			900,822

Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp., 2019 Term Loan B10, (1 mo. LIBOR + 2.00%), 2.12%, 08/12/26		45	44,729

Industrial Conglomerates — 0.2%
PSAV Holdings LLC, 2018 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 1.00% Floor), 8.25%, 09/01/25		623	404,757
Sequa Mezzanine Holdings LLC, 2020 Extended Term Loan, (3 mo. LIBOR + 6.75%, 1.00% Floor), 7.75%, 11/28/23(c)(i)		193	192,715
Vertiv Group Corp., Term Loan B, (1 mo. LIBOR + 3.00%), 3.14%, 03/02/27		430	430,008

			1,027,480

Insurance — 0.3%
Alliant Holdings I, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.40%, 05/09/25		251	249,591
HUB International Ltd., 2021 Term Loan B, (3 mo. LIBOR + 3.25, 1.00% Floor), 4.00%, 04/25/25		245	244,836
Ryan Specialty Group LLC, Term Loan, (1 mo. LIBOR + 3.25, 1.00% Floor), 4.00%, 09/01/27		237	237,554
Sedgwick Claims Management Services, Inc. 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.37%, 12/31/25		749	743,886
2019 Term Loan B, (1 mo. LIBOR + 4.00%), 4.12%, 09/03/26		277	277,131
2020 Term Loan B3, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 09/03/26		410	412,375

			2,165,373

Interactive Media & Services — 0.1%
Camelot U.S. Acquisition 1 Co., 2020 Incremental Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 10/31/26		151	151,378
Grab Holdings, Inc., Term Loan B, 01/29/26		206	204,970
TierPoint LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 05/06/24		169	169,038

			525,386

Internet & Direct Marketing Retail — 0.0%
CNT Holdings I Corp., 2020 Term Loan, (6 mo. LIBOR + 3.75, 1.00% Floor), 4.50%, 11/08/27		294	295,261

IT Services — 0.3%
Camelot U.S. Acquisition 1 Co., Term Loan B, (1 mo. LIBOR + 3.00%), 3.12%, 10/31/26		204	204,195

18

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

IT Services (continued)
Greeneden US Holdings II LLC, 2020 USD Term Loan B, (1 mo. LIBOR + 4.00, 1.00% Floor), 4.75%, 12/01/27	USD	339	$339,983
Peak 10 Holding Corp.
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.50%), 3.75%, 08/01/24		172	155,055
2nd Lien Term Loan, (3 mo. LIBOR + 7.25%), 7.48%, 08/01/25		75	51,188
PUG LLC, USD Term Loan, (1 mo. LIBOR + 3.50%), 3.62%, 02/13/27		215	205,937
Rackspace Hosting, Inc., 2017 Incremental 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 11/03/23		136	135,392
Veritas US, Inc., 2020 USD Term Loan B, (3 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 09/01/25		1,077	1,081,621

			2,173,371

Machinery — 0.3%
Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan, (1 mo. LIBOR + 1.75%), 1.87%, 02/28/27		105	104,614
MHI Holdings LLC, Term Loan B, (1 mo. LIBOR + 5.00%), 5.12%, 09/20/26		519	520,932
Titan Acquisition Ltd., 2018 Term Loan B, (6 mo. LIBOR + 3.00%), 3.27%, 03/28/25		1,603	1,568,335

			2,193,881

Media — 0.5%
Altice Financing SA, 2017 USD Term Loan B, (1 mo. LIBOR + 2.75%), 2.88%, 07/15/25		44	43,520
Altice France SA, 2018 Term Loan B13, (1 mo. LIBOR + 4.00%), 4.13%, 08/14/26		208	206,880
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3 mo. LIBOR + 3.50%), 3.71%, 08/21/26		879	856,493
Connect Finco Sarl, 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 1.00%, 12/12/26		236	236,231
Learfield Communications LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/01/23		90	81,364
Radiate Holdco LLC, 2020 Term Loan, (1 mo. LIBOR + 3.50, 1.00% Floor), 4.25%, 09/25/26		46	46,274
Terrier Media Buyer, Inc., Term Loan B, (1 mo. LIBOR + 4.25%), 4.50%, 12/17/26		197	196,370
Zayo Group Holdings, Inc., USD Term Loan, (1 mo. LIBOR + 3.00%), 3.25%, 03/09/27		1,507	1,496,982

			3,164,114

Oil, Gas & Consumable Fuels — 0.3%
Ascent Resources Utica LLC, 2020 Fixed 2nd Lien Term Loan, 11/01/25(i)(m)(n)		1,780	1,940,500
CITGO Holding, Inc., 2019 Term Loan B, (3 mo. LIBOR + 7.00%, 1.00% Floor), 8.00%, 08/01/23		240	224,365
McDermott Technology Americas, Inc., 2020 Make Whole Term Loan, (1 mo. LIBOR + 3.00%), 3.15%, 06/28/24(c)		17	13,764

			2,178,629

Security		Par (000)	Value

Paper & Forest Products — 0.0%
Charter NEX US, Inc., 2020 Term Loan, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.00%, 12/01/27	USD	219	$220,178

Pharmaceuticals — 0.2%
Endo International PLC, 2017 Term Loan B, (3 mo. LIBOR + 4.25, 1.00% Floor), 5.00%, 04/29/24		868	860,249
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.12%, 06/02/25		181	181,281

			1,041,530

Professional Services — 0.1%
Dun & Bradstreet Corp., Term Loan, (1 mo. LIBOR + 3.75%), 3.72%, 02/06/26		409	409,495

Software — 0.7%
Barracuda Networks, Inc., 2020 2nd Lien Term Loan, (3 mo. LIBOR + 6.75, 1.00% Floor), 7.50%, 10/30/28		228	231,844
BMC Software Finance, Inc., 2018 USD Term Loan B, (1 mo. LIBOR + 4.25%), 4.40%, 10/02/25		249	248,224
By Crown Parent LLC, Term Loan B1, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 01/31/26		36	36,381
Castle US Holding Corp., USD Term Loan B, (3 mo. LIBOR + 3.75%), 3.88%, 01/31/27		262	259,344
Cypress Intermediate Holdings III, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 04/29/24		129	128,878
Digicel International Finance Ltd., 2017 Term Loan B, (6 mo. LIBOR + 3.25%), 3.51%, 05/27/24		247	230,177
Epicor Software Corp.
2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 8.75%, 07/31/28		117	121,768
2020 Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.25%, 07/31/27		322	323,156
Informatica LLC
2020 USD 2nd Lien Term Loan, (Fixed), 7.13%, 02/25/25(n)		538	550,105
2020 USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.50%, 02/25/27		251	250,297
Mitchell International, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.37%, 11/29/24		170	167,229
Omnitracs, Inc., 2020 2nd Lien Term Loan, (1 mo. LIBOR + 8.00%), 8.15%, 10/01/28		66	65,505
Planview Parent, Inc., 2nd Lien Term Loan, (1 Week LIBOR + 7.25%, 1.00% Floor), 8.00%, 12/17/28(c)		195	194,025
Renaissance Holding Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.37%, 05/30/25		18	17,935
Sabre GLBL, Inc., 2020 Term Loan B, (1 mo. LIBOR + 4.00, 1.00% Floor), 4.75%, 12/17/27		111	112,041
Solera LLC, USD Term Loan B, (1 mo. LIBOR + 2.75%), 2.87%, 03/03/23		145	143,802
Sophia LP, 2020 1st Lien Term Loan, (3 mo. LIBOR + 3.75, 1.00% Floor), 4.50%, 10/07/27		783	785,153

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
SS&C Technologies Holdings Europe Sarl, 2018 Term Loan B4, (1 mo. LIBOR + 1.75%), 1.90%, 04/16/25	USD	82	$81,643
SS&C Technologies, Inc., 2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 1.87%, 04/16/25		120	119,627
Tempo Acquisition LLC, 2020 Extended Term Loan, (1 mo. LIBOR + 3.25, 1.00% Floor), 3.75%, 11/02/26		40	40,044
Tibco Software, Inc., 2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 7.38%, 03/04/28		232	234,756
Ultimate Software Group, Inc., Term Loan B, (1 mo. LIBOR + 3.75%), 3.87%, 05/03/26		308	308,097

			4,650,031

Specialty Retail — 0.2%
PetSmart, Inc.
2021 Term Loan B, 01/29/28(c)(i)(m)		441	437,693
Consenting Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 03/11/22		684	683,480

			1,121,173

Wireless Telecommunication Services — 0.1%
Xplornet Communications, Inc., 2020 Term Loan B, (1 mo. LIBOR + 4.75%), 5.00%, 06/10/27		588	592,636

Total Floating Rate Loan Interests — 6.3% (Cost: $42,797,322)			43,194,181

Foreign Agency Obligations

Bahrain — 0.2%
Bahrain Government International Bond
6.75%, 09/20/29		265	298,291
5.25%, 01/25/33(b)		205	203,975
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25		430	498,665
CBB International Sukuk Programme Co. SPC, 6.25%, 11/14/24(b)		299	330,582

			1,331,513

Colombia — 0.5%
Colombia Government International Bond
8.13%, 05/21/24		385	465,970
4.50%, 01/28/26(g)		1,437	1,611,686
3.88%, 04/25/27(g)		944	1,036,335
4.13%, 05/15/51		200	209,125

			3,323,116

Dominican Republic — 0.3%
Dominican Republic International Bond
5.95%, 01/25/27		831	961,882
4.50%, 01/30/30(b)		593	617,832
4.88%, 09/23/32(b)		350	371,875
6.40%, 06/05/49		271	301,996

			2,253,585

Egypt — 0.5%
Egypt Government International Bond
5.75%, 05/29/24(b)		450	483,890
5.88%, 06/11/25		803	872,760
7.60%, 03/01/29		1,269	1,426,039

Security		Par (000)	Value

Egypt (continued)
Egypt Government International Bond (continued)
6.38%, 04/11/31(b)	EUR	130	$168,460
8.50%, 01/31/47(b)	USD	502	550,004

			3,501,153

Iceland — 0.5%
Iceland Government International Bond, 5.88%, 05/11/22(g)		3,415	3,610,051

Indonesia — 0.3%
Indonesia Government International Bond
4.10%, 04/24/28		1,629	1,879,968
5.35%, 02/11/49(g)		295	402,214

			2,282,182

Mexico — 0.1%
Mexico Government International Bond
3.75%, 01/11/28(g)		200	221,938
2.66%, 05/24/31		575	571,945

			793,883

Mongolia — 0.1%
Mongolia Government International Bond, 8.75%, 03/09/24		250	289,453

Morocco — 0.1%
Morocco Government International Bond
3.00%, 12/15/32		586	589,480
4.00%, 12/15/50		220	224,056

			813,536

Panama — 0.2%
Panama Government International Bond
3.16%, 01/23/30		978	1,063,575
4.50%, 04/16/50		407	498,575

			1,562,150

Paraguay — 0.2%
Paraguay Government International Bond
4.95%, 04/28/31		220	262,281
5.40%, 03/30/50		569	708,050

			970,331

Peru — 0.2%
Peruvian Government International Bond
2.78%, 01/23/31		771	830,030
5.63%, 11/18/50		318	485,447

			1,315,477

Portugal — 0.6%
Portugal Government International Bond, 5.13%, 10/15/24(b)(g)		3,680	4,266,637

Qatar — 0.2%
Qatar Government International Bond
4.00%, 03/14/29(b)(g)		878	1,029,455
4.40%, 04/16/50		400	510,000

			1,539,455

Romania — 0.1%
Romanian Government International Bond, 3.00%, 02/14/31(b)		538	570,953

20

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Russia — 0.2%
Russian Foreign Bond - Eurobond
4.75%, 05/27/26	USD	400	$460,750
4.25%, 06/23/27		600	682,012

			1,142,762

Saudi Arabia — 0.2%
Saudi Government International Bond
4.38%, 04/16/29(b)		200	235,000
4.50%, 04/17/30		1,051	1,249,376

			1,484,376

South Africa — 0.0%
Republic of South Africa Government International Bond, 5.88%, 05/30/22		210	223,059

Sri Lanka — 0.1%
Sri Lanka Government International Bond
6.85%, 03/14/24		400	255,875
6.35%, 06/28/24		200	126,812
7.85%, 03/14/29		400	241,500
7.55%, 03/28/30		200	120,563

			744,750

Ukraine — 0.3%
Ukraine Government International Bond
7.75%, 09/01/22		136	144,075
7.75%, 09/01/23		221	240,752
8.99%, 02/01/24		424	477,000
7.75%, 09/01/24		280	308,350
7.75%, 09/01/25		226	251,919
7.25%, 03/15/33(b)		571	607,223

			2,029,319

Uruguay — 0.1%
Uruguay Government International Bond, 4.98%, 04/20/55		198	263,463

Total Foreign Agency Obligations — 5.0% (Cost: $32,082,758)			34,311,204

Municipal Bonds

California — 0.1%
California County Tobacco Securitization Agency, Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/55(l)		1,230	237,501

Illinois — 0.1%
State of Illinois, GO, 5.10%, 06/01/33		800	893,120

Total Municipal Bonds — 0.2% (Cost: $991,270)			1,130,621

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 11.4%
Ajax Mortgage Loan Trust, Series 2017-D, Class A, 3.75%, 12/25/57(b)		2,436	2,466,701
American Home Mortgage Assets Trust, Series 2006-5, Class A1, (12 mo. MTA + 0.92%), 1.42%, 11/25/46(a)		4,827	2,076,811
CHL Mortgage Pass-Through Trust
Series 2006-3, Class 1A1, (1 mo. LIBOR US + 0.48%), 0.61%, 03/25/36(a)		7,197	6,775,729

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
CHL Mortgage Pass-Through Trust (continued)
Series 2007-J2, Class 2A1, (1 mo. LIBOR US + 0.65%), 0.78%, 07/25/37(a)	USD	3,042	$797,990
Series 2007-J2, Class 2A8, 6.00%, 07/25/37		1,680	998,215
Citigroup Mortgage Loan Trust, Series 2006-AR7, Class 2A3A, 2.98%, 11/25/36(a)		2,321	2,211,572
Countrywide Alternative Loan Trust
Series 2005-9CB, Class 1A3, (1 mo. LIBOR US + 0.45%), 0.58%, 05/25/35(a)		2,134	1,914,289
Series 2006-40T1, Class 2A5, (1 mo. LIBOR US + 0.40%), 0.53%, 12/25/36(a)		2,313	213,653
Series 2006-7CB, Class 2A1, 6.50%, 05/25/36		1,861	1,371,258
Series 2006-J7, Class 2A1, (11th District Cost of Funds + 1.50%), 1.97%, 11/20/46(a)		4,241	3,115,069
Series 2006-J8, Class A5, 6.00%, 02/25/37		2,145	1,350,960
Series 2006-OA14, Class 3A1, (12 mo. MTA + 0.85%), 1.35%, 11/25/46(a)		6,554	5,843,120
Series 2006-OA16, Class A2, (1 mo. LIBOR US + 0.19%), 0.32%, 10/25/46(a)		4,111	3,943,264
Series 2006-OA18, Class A1, (1 mo. LIBOR US + 0.12%), 0.25%, 12/25/46(a)		2,544	2,432,419
Series 2006-OA6, Class 1A1A, (1 mo. LIBOR US + 0.42%), 0.55%, 07/25/46(a)		4,705	3,839,610
Series 2006-OA8, Class 1A1, (1 mo. LIBOR US + 0.19%), 0.32%, 07/25/46(a)		1,740	1,560,617
Series 2007-12T1, Class A22, 5.75%, 06/25/37		3,992	2,771,388
Series 2007-12T1, Class A5, 6.00%, 06/25/37		1,937	1,383,128
Series 2007-19, Class 1A1, 6.00%, 08/25/37		655	477,293
Series 2007-22, Class 2A16, 6.50%, 09/25/37		7,872	4,791,389
Series 2007-23CB, Class A1, 6.00%, 09/25/37		4,910	3,583,370
Series 2007-4CB, Class 1A3, (1 mo. LIBOR US + 0.35%), 0.48%, 04/25/37(a)		2,495	1,955,311
Series 2007-OA2, Class 1A1, (12 mo. MTA + 0.84%), 1.34%, 03/25/47(a)		3,091	2,675,605
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, (1 mo. LIBOR US + 0.40%), 0.53%, 04/25/46(a)		5,577	5,193,530
CSMC, Series 2011-4R, Class 1A2, (1 mo. LIBOR US + 1.50%), 1.65%, 09/27/37(a)(b)		1,930	1,801,249
Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, 0.59%, 05/26/37(b)(c)		6,725	6,792,684
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 1A2, 6.16%, 05/25/36(a)		7,310	2,356,738
Residential Asset Securitization Trust, Series 2006- A8, Class 2A5, (1 mo. LIBOR US + 0.60%), 0.73%, 08/25/36(a)		6,397	732,024
Visio Trust, Series 2020-1R, Class M1, 2.93%, 11/25/55(b)		710	713,054
WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A, (12 mo. MTA + 0.77%), 1.27%, 05/25/47(a)		2,767	2,562,577

			78,700,617

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities(b) — 0.6%
American Homes 4 Rent Trust, Series 2014-SFR2, Class E, 6.23%, 10/17/36	USD	2,000	$2,219,316
Bayview Commercial Asset Trust, Series 2007-2A, Class A1, (1 mo. LIBOR US + 0.27%), 0.40%, 07/25/37(a)		2,057	1,943,061

			4,162,377

Total Non-Agency Mortgage-Backed Securities — 12.0% (Cost: $88,919,051)			82,862,994

Preferred Securities

Capital Trusts — 7.7%

Automobiles — 0.1%
General Motors Financial Co., Inc., Series C, 5.70%(a)(j)		395	443,881

Banks(a) — 1.9%
Al Ahli Bank of Kuwait KSCP, 7.25%(j)		200	212,938
Bank of East Asia Ltd., 5.88%(j)		250	263,359
Bankia SA, 6.38%(j)	EUR	200	258,031
BBVA Bancomer SA, 5.13%, 01/18/33	USD	782	828,998
Burgan Bank SAK, 5.75%(j)		250	258,047
CIT Group, Inc., Series A, 5.80%(g)(j)		282	286,512
ING Groep NV, 6.75%(j)		200	216,500
Kasikornbank PCL, 5.28%(j)		246	258,273
Nanyang Commercial Bank Ltd., 5.00%(j)		200	203,000
Rizal Commercial Banking Corp., 6.50%(j)		200	202,938
TMB Bank PCL, 4.90%(j)		250	249,453
Wells Fargo & Co.(g)(j)
Series S, 5.90%		8,800	9,287,333
Series U, 5.88%		456	507,865

			13,033,247

Consumer Finance — 0.5%
Capital One Financial Corp., Series E, 4.03%(a)(g)(j)		3,500	3,448,803

Diversified Financial Services(a)(j) — 4.6%
Banco Santander SA, 4.38%	EUR	200	241,800
Bank of America Corp.
Series AA, 6.10%(g)	USD	3,890	4,379,595
Series DD, 6.30%		205	239,338
Series X, 6.25%(g)		6,175	6,834,379
Series Z, 6.50%		170	193,494
BNP Paribas SA, 4.50%(b)		265	262,681
Citigroup, Inc., Series Q, 4.32%		309	308,320
Credit Suisse Group AG(b)
5.10%		200	204,560
6.38%		585	651,544
7.50%		200	217,696
HSBC Holdings PLC, 6.00%(g)		695	752,977
JPMorgan Chase & Co.
Series FF, 5.00%(g)		1,025	1,081,178
Series HH, 4.60%		320	329,280
Series I, 3.68%		405	402,147
Series R, 6.00%		228	238,203
Series V, 3.56%(g)		1,420	1,407,124
Morgan Stanley, Series H, 3.85%(g)		5,377	5,370,279
Natwest Group PLC(g)
6.00%		1,185	1,304,981
8.63%		200	207,000

Security		Par (000)	Value

Diversified Financial Services (continued)
Societe Generale SA(b)
5.38%	USD	3,000	$3,127,500
6.75%(g)		3,000	3,315,000
Woori Bank, 4.25%		250	261,484

			31,330,560

Diversified Telecommunication Services(a)(j) — 0.1%
Koninklijke KPN NV, 2.00%	EUR	100	121,043
Telefonica Europe BV
5.88%		100	135,678
4.38%		100	131,064

			387,785

Electric Utilities — 0.4%
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/79(a)	USD	2,500	2,957,017

Electronic Equipment, Instruments & Components — 0.0%
Belden, Inc., 4.13%, 10/15/26	EUR	100	124,996

Insurance(a)(j) — 0.1%
Achmea BV, 4.63%		200	256,122
Heungkuk Life Insurance Co. Ltd., 4.48%	USD	200	201,437

			457,559

Oil, Gas & Consumable Fuels — 0.0%
Abertis Infraestructuras Finance BV, 3.25%(a)(j)	EUR	100	124,291

Real Estate Management & Development — 0.0%
Citycon OYJ, 4.50%(a)(j)		100	120,677

Utilities — 0.0%
Electricite de France SA, 3.00%(a)(j)		200	253,782

Wireless Telecommunication Services — 0.0%
Vodafone Group PLC, 3.10%, 01/03/79(a)		200	251,205

Total Capital Trusts — 7.7%			52,933,803

		Shares

Preferred Stocks — 3.9%(j)

Banks — 0.2%
Truist Bank, 9.00%(b)(c)(e)		15	1,552,500

Capital Markets(a) — 2.2%
Goldman Sachs Group, Inc., Series J, 5.50%		395,017	10,408,698
Morgan Stanley
Series F, 6.88%		100,000	2,829,000
Series K, 5.85%		60,125	1,719,575

			14,957,273

Equity Real Estate Investment Trusts (REITs) — 1.5%
Firstar Realty LLC, 8.88%(b)		10,000	10,650,000

Total Preferred Stocks — 3.9%			27,159,773

Total Preferred Securities — 11.6% (Cost: $78,790,852)			80,093,576

22

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

U.S. Government Sponsored Agency Securities

Collateralized Mortgage Obligations — 0.9%
Uniform Mortgage-Backed Securities, Series 4480, Class ZX, 4.00%, 11/15/44	USD	5,624	$6,317,861

Mortgage-Backed Securities(g) — 13.5%
Fannie Mae Mortgage-Backed Securities
4.50%, 10/01/48 - 02/01/50		932	1,010,857
1.50%, 01/01/51		6,978	7,012,136
2.00%, 02/01/51		10,000	10,327,189
Freddie Mac Mortgage-Backed Securities, 4.50%, 11/01/48		310	336,997
Uniform Mortgage-Backed Securities
4.50%, 11/01/23 - 07/01/55(o)		31,739	35,405,683
4.00%, 02/01/34 - 04/01/56		30,640	34,075,694
2.00%, 11/01/50		4,640	4,794,878

			92,963,434

Total U.S. Government Sponsored Agency Securities — 14.4% (Cost: $95,962,584)			99,281,295

		Shares

Warrants

Entertainment — 0.0%
Aviron Capital LLC (Expires 12/16/31)(c)(e)		10	—

Oil, Gas & Consumable Fuels — 0.0%
SM Energy Co. (Expires 06/30/23)(e)		14,537	121,820

Total Warrants — 0.0% (Cost: $62,364)			121,820

Total Long-Term Investments — 152.1% (Cost: $1,010,425,429)			1,048,223,341

Short-Term Securities

Money Market Funds — 1.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(p)(q)		9,171,344	9,171,344

Total Short-Term Securities — 1.3% (Cost: $9,171,345)			9,171,344

Options Purchased — 0.5% (Cost: $2,761,207)			3,354,659

Total Investments Before Options Written — 153.9% (Cost: $1,022,357,981)			1,060,749,344

Options Written — (0.8)% (Premiums Received: $(5,418,492))			(5,666,299)

Total Investments, Net of Options Written — 153.1% (Cost: $1,016,939,489)			1,055,083,045

Liabilities in Excess of Other Assets — (53.1)%			(365,848,550)

Net Assets — 100.0%			$689,234,495

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Amount is less than 500.
(e)	Non-income producing security.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	When-issued security.
(j)	Perpetual security with no stated maturity date.
(k)	Convertible security.
(l)	Zero-coupon bond.
(m)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)	Fixed rate.
(o)	Represents or includes a TBA transaction.
(p)	Affiliate of the Trust.
(q)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Multi-Sector Income Trust (BIT)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$17,576,490	$—	$(8,405,146	)(a)	$—	$—	$9,171,344	9,171,344	$739	$—

(a)	Represents net amount purchased (sold).

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Barclays Capital, Inc.	1.25	%(b)	04/24/20	Open		$399,779	$403,665	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.90	(b)	05/04/20	Open		4,075,000	4,102,710	Corporate Bonds	Open/Demand
Barclays Bank PLC	1.75	(b)	05/04/20	Open		6,084,375	6,164,824	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	(b)	05/07/20	Open		828,200	834,388	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	(b)	05/08/20	Open		221,888	223,937	Corporate Bonds	Open/Demand
Barclays Bank PLC	1.75	(b)	05/11/20	Open		277,939	281,519	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	(b)	06/29/20	Open		1,798,912	1,809,706	Corporate Bonds	Open/Demand
Barclays Bank PLC	1.00	(b)	06/30/20	Open		1,066,295	1,072,663	Capital Trusts	Open/Demand
Barclays Capital, Inc.	1.00	(b)	06/30/20	Open		690,750	694,875	Corporate Bonds	Open/Demand
Barclays Bank PLC	1.20	(b)	07/01/20	Open		370,825	373,470	Corporate Bonds	Open/Demand
Barclays Bank PLC	1.65	(b)	07/10/20	Open		413,313	417,158	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	(b)	07/15/20	Open		146,680	147,617	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	(b)	07/23/20	Open		754,252	758,879	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.95	(b)	07/28/20	Open		582,255	585,128	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open		1,730,430	1,737,907	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open		701,024	704,102	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open		411,176	412,982	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open		42,100	42,285	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open		207,338	208,248	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open		195,580	196,439	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open		154,440	155,118	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open		679,470	682,454	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.43	(b)	08/07/20	Open		1,343,085	1,345,941	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	08/07/20	Open		681,526	684,054	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	08/07/20	Open		693,697	696,270	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	08/07/20	Open		1,321,085	1,326,311	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	08/07/20	Open		899,307	902,865	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	08/07/20	Open		785,850	788,958	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	08/07/20	Open		944,027	947,762	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	08/07/20	Open		825,850	829,117	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	(b)	08/12/20	Open		1,245,500	1,251,748	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	(b)	08/17/20	Open		272,935	274,391	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	08/27/20	Open		323,820	325,020	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	09/09/20	Open		562,020	563,032	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	09/09/20	Open		793,125	794,553	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	09/09/20	Open		534,375	535,337	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	09/09/20	Open		357,641	358,285	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	0.45	(b)	09/09/20	Open		946,496	948,200	Capital Trusts	Open/Demand
BNP Paribas S.A.	0.50	(b)	09/09/20	Open		990,020	992,000	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/09/20	Open		257,043	257,742	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/09/20	Open		269,395	270,128	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/09/20	Open		1,464,210	1,468,193	Capital Trusts	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/09/20	Open		728,437	730,419	Corporate Bonds	Open/Demand

24

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BNP Paribas S.A.	0.70	%(b)	09/09/20	Open		$6,232,937	$6,250,390	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	09/09/20	Open		1,187,514	1,191,314	Capital Trusts	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/10/20	Open		386,965	388,010	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	09/10/20	Open		1,348,300	1,352,585	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.85	(b)	09/10/20	Open		1,597,534	1,602,928	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/10/20	Open		235,250	235,671	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/10/20	Open		2,733,250	2,738,136	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/10/20	Open		2,165,625	2,169,496	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/10/20	Open		445,000	445,795	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/10/20	Open		300,625	301,162	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/10/20	Open		541,450	542,418	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/10/20	Open		453,185	453,995	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/10/20	Open		122,239	122,457	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/10/20	Open		756,262	757,614	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/10/20	Open		695,500	696,743	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/10/20	Open		538,125	539,087	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/10/20	Open		528,188	529,132	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/10/20	Open		486,500	487,370	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/10/20	Open		377,425	378,100	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/10/20	Open		882,000	883,577	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/10/20	Open		603,750	604,829	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/10/20	Open		2,506,645	2,511,126	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/10/20	Open		1,140,000	1,142,038	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/10/20	Open		578,750	579,785	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/10/20	Open		1,006,000	1,007,798	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/10/20	Open		513,500	514,418	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/10/20	Open		918,750	920,392	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/10/20	Open		488,000	488,872	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/10/20	Open		1,322,750	1,325,114	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/10/20	Open		1,064,250	1,066,152	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/10/20	Open		560,368	561,369	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/10/20	Open		438,500	439,284	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/10/20	Open		1,852,500	1,855,811	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/10/20	Open		2,914,025	2,919,234	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/10/20	Open		1,026,562	1,028,397	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/10/20	Open		2,540,700	2,545,242	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/10/20	Open		522,000	522,933	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/10/20	Open		714,150	715,427	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/10/20	Open		396,363	397,071	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/10/20	Open		787,500	788,908	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/10/20	Open		259,700	260,164	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/10/20	Open		767,375	768,747	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/10/20	Open		1,390,400	1,392,885	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/10/20	Open		794,062	795,482	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/10/20	Open		1,326,562	1,328,934	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/10/20	Open		160,679	161,221	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/10/20	Open		227,613	228,381	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/10/20	Open		1,425,480	1,430,293	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/10/20	Open		104,265	104,617	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	09/11/20	Open		1,346,396	1,350,847	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/18/20	Open		594,000	595,492	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.50	(b)	09/21/20	Open		687,715	688,976	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.50	(b)	09/21/20	Open		188,888	189,234	Capital Trusts	Open/Demand
Barclays Bank PLC	0.50	(b)	09/21/20	Open		4,071,000	4,078,463	Capital Trusts	Open/Demand
Barclays Bank PLC	0.80	(b)	09/21/20	Open		2,430,000	2,437,128	Capital Trusts	Open/Demand
Barclays Bank PLC	0.80	(b)	09/21/20	Open		863,825	866,359	Capital Trusts	Open/Demand
Barclays Bank PLC	1.25	(b)	09/21/20	Open		708,041	711,286	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	09/21/20	Open		381,881	382,581	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/21/20	Open		519,645	521,169	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/21/20	Open		190,703	191,262	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/21/20	Open		1,049,750	1,052,829	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/21/20	Open		258,655	259,414	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

Barclays Capital, Inc.	0.80	%(b)	09/21/20	Open		$240,470	$241,175	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		279,113	279,982	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		314,880	315,861	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		147,900	148,361	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		1,119,195	1,122,683	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		132,154	132,566	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		874,969	877,696	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		685,912	688,050	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		175,490	176,037	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		230,645	231,364	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		1,340,089	1,344,265	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		220,448	221,135	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		186,078	186,657	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		261,375	262,190	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/22/20	Open		955,901	958,684	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/23/20	Open		204,146	204,736	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	0.75	(b)	09/23/20	Open		239,088	239,735	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/25/20	Open		716,770	718,777	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	09/25/20	Open		228,891	229,252	Capital Trusts	Open/Demand
BNP Paribas S.A.	0.50	(b)	09/25/20	Open		250,190	250,628	Capital Trusts	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open		791,350	793,150	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open		398,320	399,226	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open		656,698	658,191	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open		600,530	601,896	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open		753,162	754,876	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open		957,337	959,515	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open		799,356	801,175	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open		4,172,200	4,181,692	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open		1,015,744	1,018,055	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open		293,633	294,301	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open		1,859,052	1,863,282	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open		1,049,970	1,052,359	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open		391,650	392,541	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open		1,309,425	1,312,404	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open		548,640	549,888	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open		1,140,312	1,142,907	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/25/20	Open		923,987	926,187	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	09/25/20	Open		282,714	283,406	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	09/25/20	Open		868,187	870,315	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	09/25/20	Open		274,170	274,842	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	09/25/20	Open		1,532,902	1,536,658	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	09/25/20	Open		1,882,475	1,887,417	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	09/25/20	Open		774,881	776,915	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	09/25/20	Open		226,100	226,694	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	(b)	09/25/20	Open		1,814,240	1,821,542	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	0.75	(b)	09/25/20	Open		628,650	630,300	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/25/20	Open		331,298	331,819	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/25/20	Open		97,440	97,730	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/25/20	Open		151,590	152,041	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/25/20	Open		269,903	270,705	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/25/20	Open		179,631	180,166	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/25/20	Open		1,706,886	1,711,964	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/25/20	Open		216,805	217,450	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/25/20	Open		237,844	238,551	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/25/20	Open		622,080	623,931	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	09/28/20	Open		844,344	845,956	Capital Trusts	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		945,025	947,158	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		188,000	188,424	Capital Trusts	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		760,807	762,525	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		229,400	229,918	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		124,936	125,218	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		1,072,290	1,074,710	Corporate Bonds	Open/Demand

26

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

BNP Paribas S.A.	0.65	%(b)	09/28/20	Open		$1,108,742	$1,111,245	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/28/20	Open		611,710	613,154	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/28/20	Open		256,444	257,049	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/28/20	Open		855,394	857,413	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/28/20	Open		319,260	320,014	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.12	(b)	09/28/20	Open		540,431	542,550	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	09/29/20	Open		47,091	47,228	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	09/29/20	Open		107,250	107,561	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/29/20	Open		511,560	513,058	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/29/20	Open		183,486	184,023	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/29/20	Open		593,929	595,668	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/29/20	Open		162,120	162,595	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/29/20	Open		142,553	142,970	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/29/20	Open		83,625	83,870	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/29/20	Open		142,800	143,218	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/29/20	Open		321,860	322,802	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/29/20	Open		370,110	371,194	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/29/20	Open		443,091	444,389	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/29/20	Open		761,145	763,373	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/29/20	Open		332,984	333,959	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/29/20	Open		388,920	390,059	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/29/20	Open		3,300,000	3,309,662	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/29/20	Open		496,981	498,436	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/29/20	Open		251,336	252,072	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/29/20	Open		382,480	383,600	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/29/20	Open		147,438	147,869	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/30/20	Open		2,768,870	2,775,019	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/30/20	Open		356,160	356,951	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/30/20	Open		720,090	721,689	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	09/30/20	Open		592,969	594,387	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	09/30/20	Open		663,758	665,458	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	09/30/20	Open		26,510	26,582	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.88	(b)	10/07/20	Open		475,380	476,728	Capital Trusts	Open/Demand
BNP Paribas S.A.	1.10	(b)	10/07/20	Open		552,023	553,979	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.45	(b)	10/13/20	Open		1,917,500	1,920,137	Capital Trusts	Open/Demand
Barclays Bank PLC	0.45	(b)	10/13/20	Open		1,300,087	1,301,875	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.75	(b)	10/13/20	Open		964,294	966,504	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.45	(b)	10/13/20	Open		895,594	896,825	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.75	(b)	10/13/20	Open		818,625	820,501	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	10/13/20	Open		1,323,975	1,327,009	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	10/13/20	Open		1,154,297	1,156,943	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	(b)	10/14/20	Open		1,091,520	1,094,990	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	10/19/20	Open		1,244,325	1,247,047	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	10/19/20	Open		1,689,356	1,693,052	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	10/19/20	Open		1,228,012	1,230,699	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	10/19/20	Open		1,206,074	1,208,712	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.12	(b)	10/28/20	Open		346,566	347,591	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	10/29/20	Open		166,433	166,802	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	10/29/20	Open		1,020,312	1,022,577	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	10/29/20	Open		180,869	181,270	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	10/29/20	Open		217,470	217,953	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	10/29/20	Open		131,095	131,386	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	10/29/20	Open		35,113	35,190	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04	(b)	10/29/20	Open		1,769,687	1,774,493	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04	(b)	10/29/20	Open		302,750	303,572	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04	(b)	10/29/20	Open		473,750	475,037	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04	(b)	10/29/20	Open		2,500,000	2,506,789	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.75	(b)	10/30/20	Open		2,749,290	2,754,674	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.45	(b)	10/30/20	Open		1,044,541	1,045,768	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	10/30/20	Open		1,005,167	1,007,136	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	10/30/20	Open		1,368,331	1,370,475	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	10/30/20	Open		752,500	753,679	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

BNP Paribas S.A.	0.63	%(b)	10/30/20	Open		$1,021,174	$1,022,854	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	11/02/20	Open		954,385	956,007	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	11/19/20	Open		1,404,150	1,406,570	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	11/19/20	Open		11,393	11,412	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	11/24/20	Open		1,317,015	1,319,130	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.45	(b)	11/25/20	Open		609,696	610,215	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.75	(b)	11/25/20	Open		2,931,250	2,935,403	Capital Trusts	Open/Demand
Barclays Bank PLC	0.75	(b)	11/25/20	Open		881,250	882,498	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	11/25/20	Open		776,531	777,631	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	11/25/20	Open		652,575	653,499	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.75	(b)	11/25/20	Open		871,981	873,217	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	11/25/20	Open		805,331	806,472	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	11/25/20	Open		1,361,831	1,363,454	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	11/25/20	Open		892,665	893,778	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	11/25/20	Open		490,549	491,223	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	11/30/20	Open		1,502,941	1,504,624	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	12/04/20	Open		752,640	753,518	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	12/04/20	Open		1,170,870	1,172,236	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	12/04/20	Open		1,375,312	1,376,703	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	12/04/20	Open		671,542	672,222	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	12/04/20	Open		813,549	814,409	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	12/04/20	Open		400,785	401,315	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	12/04/20	Open		221,760	222,053	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	12/08/20	Open		514,500	515,079	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	12/08/20	Open		560,965	561,596	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.55	(b)	12/09/20	Open		495,000	495,401	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	12/09/20	Open		563,985	564,608	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	12/09/20	Open		537,240	537,833	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	12/09/20	Open		558,900	559,517	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	12/09/20	Open		598,300	598,961	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	12/09/20	Open		561,563	562,183	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	12/09/20	Open		582,821	583,465	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	12/09/20	Open		609,150	609,823	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.63	(b)	12/09/20	Open		551,418	551,929	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	12/10/20	Open		542,623	543,171	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	12/10/20	Open		437,219	437,661	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	12/10/20	Open		223,838	224,064	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	12/10/20	Open		559,590	560,156	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	12/10/20	Open		567,553	568,085	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	12/10/20	Open		237,874	238,107	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	12/10/20	Open		554,503	555,143	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	(b)	12/10/20	Open		820,102	821,465	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	12/10/20	Open		137,358	137,526	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	12/10/20	Open		293,250	293,610	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	12/10/20	Open		542,273	542,938	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	12/11/20	Open		318,848	319,216	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	12/17/20	Open		413,209	413,552	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.45	(b)	12/28/20	Open		667,706	667,998	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	12/28/20	Open		770,835	771,360	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	12/28/20	Open		648,606	649,048	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	12/28/20	Open		715,937	716,425	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	12/28/20	Open		1,022,197	1,022,893	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	12/28/20	Open		761,280	761,798	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	12/28/20	Open		736,585	737,086	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	12/28/20	Open		747,225	747,734	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	12/28/20	Open		739,125	739,628	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	12/28/20	Open		737,342	737,844	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	12/28/20	Open		468,600	468,919	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	12/28/20	Open		191,100	191,230	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.69	(b)	12/28/20	Open		701,126	701,597	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.69	(b)	12/28/20	Open		664,523	664,968	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.69	(b)	12/28/20	Open		654,290	654,729	Corporate Bonds	Open/Demand

28

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

BNP Paribas S.A.	0.69	%(b)	12/28/20	Open		$699,300	$699,769	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.69	(b)	12/28/20	Open		380,980	381,236	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.69	(b)	12/28/20	Open		412,101	412,378	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.69	(b)	12/28/20	Open		718,104	718,585	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.69	(b)	12/28/20	Open		759,345	759,854	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.69	(b)	12/28/20	Open		710,642	711,119	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.69	(b)	12/28/20	Open		731,470	731,961	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.69	(b)	12/28/20	Open		400,563	400,831	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.72	(b)	12/28/20	Open		778,960	779,505	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.72	(b)	12/28/20	Open		469,488	469,816	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.72	(b)	12/28/20	Open		711,562	712,061	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.72	(b)	12/28/20	Open		357,278	357,528	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.55	(b)	12/28/20	Open		653,391	653,741	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.55	(b)	12/28/20	Open		600,310	600,631	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.55	(b)	12/28/20	Open		690,345	690,714	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.55	(b)	12/28/20	Open		588,214	588,528	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.55	(b)	12/28/20	Open		608,095	608,420	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	01/06/21	Open		897,919	898,340	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	01/08/21	Open		65,280	65,306	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.18		01/12/21	02/11/21		413,517	413,555	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.18		01/12/21	02/11/21		769,175	769,244	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.18		01/12/21	02/11/21		74,688	74,695	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.18		01/12/21	02/11/21		6,502,348	6,502,933	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.18		01/12/21	02/11/21		372,209	372,242	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.18		01/12/21	02/11/21		70,597	70,604	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.18		01/12/21	02/11/21		1,496,877	1,497,012	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.18		01/12/21	02/11/21		12,276,414	12,277,519	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.18		01/12/21	02/11/21		69,259	69,265	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.18		01/12/21	02/11/21		3,034,405	3,034,678	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.18		01/12/21	02/11/21		82,163	82,171	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.18		01/12/21	02/11/21		57,986	57,992	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.18		01/12/21	02/11/21		1,349,672	1,349,793	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.18		01/12/21	02/11/21		6,744,058	6,744,665	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.18		01/12/21	02/11/21		8,303,267	8,304,014	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.18		01/12/21	02/11/21		38,197	38,200	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.18		01/12/21	02/11/21		60,952	60,957	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.18		01/12/21	02/11/21		2,991,024	2,991,293	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.18		01/12/21	02/11/21		36,541	36,544	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.18		01/12/21	02/11/21		4,618,066	4,618,481	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.18		01/12/21	02/11/21		23,999	24,001	U.S. Government Sponsored Agency Securities	Up to 30 Days

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

							Face Value		Remaining
	Interest		Trade	Maturity			Including	Type of Non-Cash Underlying	Contractual Maturity
Counterparty	Rate		Date	Date	(a)	Face Value	Accrued Interest	Collateral	of the Agreements	(a)

BNP Paribas S.A.	0.18%		01/12/21	02/11/21		$4,151,547	$4,151,921	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.18		01/12/21	02/11/21		3,906,950	3,907,301	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.18		01/12/21	02/11/21		597,912	597,966	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.18		01/12/21	02/11/21		2,246,811	2,247,013	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.18		01/12/21	02/11/21		42,801	42,805	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.18		01/12/21	02/11/21		328,351	328,381	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.18		01/12/21	02/11/21		5,519,138	5,519,634	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.18		01/12/21	02/11/21		63,725	63,731	U.S. Government Sponsored Agency Securities	Up to 30 Days
	0.18		01/12/21	02/11/21		327,361	327,390	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.
BNP Paribas S.A.	0.18		01/12/21	02/11/21		961,741	961,827	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.18		01/12/21	02/11/21		2,213,622	2,213,821	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.18		01/12/21	02/11/21		240,142	240,164	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.18		01/12/21	02/11/21		3,091,936	3,092,215	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	0.17		01/12/21	02/11/21		7,066,459	7,067,060	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	0.17		01/12/21	02/11/21		9,958,837	9,959,684	U.S. Government Sponsored Agency Securities	Up to 30 Days
Barclays Capital, Inc.	0.75	(b)	01/13/21	Open		676,515	676,769	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	01/13/21	Open		1,003,301	1,003,627	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	01/15/21	Open		641,240	641,402	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	01/20/21	Open		528,255	528,376	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	01/21/21	Open		700,700	700,797	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	01/21/21	Open		1,655,093	1,655,447	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	01/21/21	Open		1,028,771	1,029,006	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	01/21/21	Open		1,213,261	1,213,539	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.30	(b)	01/21/21	Open		195,507	195,523	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.30	(b)	01/21/21	Open		346,256	346,285	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.75	(b)	01/21/21	Open		673,627	673,768	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	0.25	(b)	01/21/21	Open		306,785	306,806	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	0.60	(b)	01/21/21	Open		799,679	799,812	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	1.40	(b)	01/21/21	Open		251,378	251,476	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.37	(b)	01/21/21	Open		3,399,000	3,399,349	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	01/21/21	Open		719,820	719,910	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	01/21/21	Open		269,325	269,395	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	01/21/21	Open		653,000	653,154	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	01/21/21	Open		884,674	884,883	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.40	(b)	01/22/21	Open		3,107,650	3,107,892	Foreign Agency Obligations	Open/Demand
Barclays Bank PLC	0.40	(b)	01/22/21	Open		1,982,025	1,982,179	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.70	(b)	01/22/21	Open		8,019,000	8,020,091	Capital Trusts	Open/Demand
Barclays Bank PLC	1.25	(b)	01/22/21	Open		735,563	735,741	Corporate Bonds	Open/Demand
Barclays Bank PLC	1.25	(b)	01/22/21	Open		342,656	342,740	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	01/22/21	Open		739,350	739,451	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	01/22/21	Open		185,149	185,174	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	0.50	(b)	01/22/21	Open		351,769	351,803	Foreign Agency Obligations	Open/Demand
HSBC Securities (USA), Inc.	0.37	(b)	01/22/21	Open		1,487,000	1,487,107	Capital Trusts	Open/Demand
RBC Capital Markets LLC	0.50	(b)	01/22/21	Open		461,045	461,121	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	01/22/21	Open		22,073	22,076	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	01/22/21	Open		154,654	154,679	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	01/22/21	Open		268,838	268,882	Corporate Bonds	Open/Demand

30

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
RBC Capital Markets LLC	0.50	%(b)	01/22/21	Open		$189,836	$189,868	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	01/22/21	Open		254,141	254,183	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	01/22/21	Open		146,633	146,657	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.69	(b)	01/26/21	Open		605,070	605,128	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.75	(b)	01/26/21	Open		846,875	846,981	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	01/27/21	Open		626,479	626,527	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	01/28/21	Open		985,320	985,373	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.75	(b)	01/28/21	Open		46,690	46,693	Corporate Bonds	Open/Demand

						$375,110,569	$375,772,241

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro BTP	70	03/08/21	$12,827	$46,452

Short Contracts
Euro BTP Futures	1	03/08/21	183	1,492
Euro Bund Futures	53	03/08/21	11,400	(35,338)
10-Year U.S. Treasury Note	856	03/22/21	117,299	563,024
10-Year U.S. Ultra Long Treasury Note	282	03/22/21	43,380	469,027
Long U.S. Treasury Bond	37	03/22/21	6,243	221,794
U.S. Treasury Ultra Bond	220	03/22/21	45,038	2,112,875
2-Year U.S. Treasury Notes	1,200	03/31/21	265,172	(201,036)
5-Year U.S. Treasury Notes	384	03/31/21	48,336	(18,268)

				3,113,570

				$3,160,022

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,992,615	EUR	5,710,000	UBS AG	02/03/21	$63,100
EUR	4,270,000	USD	5,174,465	JPMorgan Chase Bank N.A.	03/17/21	12,343
EUR	4,290,000	USD	5,209,081	Natwest Markets PLC	03/17/21	2,022
NOK	44,400,000	SEK	43,140,505	Morgan Stanley & Co. International PLC	03/17/21	18,254
SEK	43,314,065	NOK	44,400,000	Deutsche Bank AG	03/17/21	2,525
USD	5,228,142	EUR	4,290,000	Bank of America N.A.	03/17/21	17,038
USD	158,327	EUR	130,000	BNP Paribas S.A.	03/17/21	415
USD	119,368	EUR	98,000	Citibank N.A.	03/17/21	327
USD	5,196,963	EUR	4,220,000	JPMorgan Chase Bank N.A.	03/17/21	70,890
USD	5,200,663	EUR	4,270,000	JPMorgan Chase Bank N.A.	03/17/21	13,854
USD	6,752,808	EUR	5,559,000	State Street Bank and Trust Co.	03/17/21	239
USD	7,018,331	EUR	5,699,000	State Street Bank and Trust Co.	03/17/21	95,703
USD	231,900	GBP	169,000	State Street Bank and Trust Co.	03/17/21	291

						297,001

EUR	5,559,000	USD	6,746,636	State Street Bank and Trust Co.	02/03/21	(372)
GBP	169,000	USD	231,852	State Street Bank and Trust Co.	02/03/21	(295)
EUR	4,220,000	USD	5,182,328	JPMorgan Chase Bank N.A.	03/17/21	(56,254)
USD	8,602,587	GBP	6,310,000	JPMorgan Chase Bank N.A.	03/17/21	(45,071)

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Multi-Sector Income Trust (BIT)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	125,838	GBP	92,000	State Street Bank and Trust Co.	03/17/21	$(245)
USD	1,308,746	GBP	960,000	State Street Bank and Trust Co.	03/17/21	(6,904)

						(109,141)

						$187,860

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
90-Day Euro Future	364	12/13/21	USD	99.75	USD	36,325	$75,075

Put
10-Year U.S. Treasury Note	26	02/19/21	USD	137.00	USD	3,564	10,968
90-Day Euro Future	180	09/10/21	USD	99.63	USD	17,964	9,000
90-Day Euro Future	180	09/10/21	USD	99.50	USD	17,906	60,750

							80,718

							$155,793

OTC Interest Rate Swaptions Purchased

	Paid by the Trust		Received by the Trust			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Call
1-Year Interest Rate Swap, 11/27/25	3-Month LIBOR, 0.20%	Quarterly	0.82%	Semi-Annual	JPMorgan Chase Bank N.A.	11/25/24	0.82%	USD	13,410	$39,361
1-Year Interest Rate Swap, 12/04/25	3-Month LIBOR, 0.20%	Quarterly	0.87%	Semi-Annual	Bank of America N.A.	12/02/24	0.87	USD	13,460	42,058
1-Year Interest Rate Swap, 01/09/26	3-Month LIBOR, 0.20%	Quarterly	1.06%	Semi-Annual	Morgan Stanley & Co. International PLC	01/07/25	1.06	USD	14,040	56,028
1-Year Interest Rate Swap, 01/10/26	3-Month LIBOR, 0.20%	Quarterly	1.15%	Semi-Annual	Bank of America N.A.	01/08/25	1.15	USD	14,040	62,442
1-Year Interest Rate Swap, 01/15/26	3-Month LIBOR, 0.20%	Quarterly	1.25%	Semi-Annual	JPMorgan Chase Bank N.A.	01/13/25	1.24	USD	28,420	141,409
10-Year Interest Rate Swap, 08/09/35	3-Month LIBOR, 0.20%	Quarterly	0.91%	Semi-Annual	Morgan Stanley & Co. International PLC	08/07/25	0.91	USD	2,220	40,997
10-Year Interest Rate Swap, 08/09/35	3-Month LIBOR, 0.20%	Quarterly	0.91%	Semi-Annual	Morgan Stanley & Co. International PLC	08/07/25	0.91	USD	1,480	27,331
5-Year Interest Rate Swap, 01/09/31	3-Month LIBOR, 0.20%	Quarterly	1.67%	Semi-Annual	Barclays Bank PLC	01/07/26	1.66	USD	5,070	125,437
10-Year Interest Rate Swap, 08/09/40	3-Month LIBOR, 0.20%	Quarterly	1.05%	Semi-Annual	Morgan Stanley & Co. International PLC	08/07/30	1.05	USD	1,640	49,932
10-Year Interest Rate Swap, 08/09/50	3-Month LIBOR, 0.20%	Quarterly	0.91%	Semi-Annual	Morgan Stanley & Co. International PLC	08/07/40	0.91	USD	1,250	49,350

										634,345

Put
			6-Month
10-Year Interest Rate Swap, 04/29/31	(0.20%)	Annual	EURIBOR, (0.53%)	Semi-Annual	Barclays Bank PLC	04/27/21	0.20	EUR	1,520	16,168
10-Year Interest Rate Swap, 08/29/31	1.20%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	Deutsche Bank AG	08/27/21	1.20	USD	68,780	1,345,726
1-Year Interest Rate Swap, 11/27/25	0.82%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	JPMorgan Chase Bank N.A.	11/25/24	0.82	USD	13,410	73,962
1-Year Interest Rate Swap, 12/04/25	0.87%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	Bank of America N.A.	12/02/24	0.87	USD	13,460	70,958
1-Year Interest Rate Swap, 01/09/26	1.06%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	Morgan Stanley & Co. International PLC	01/07/25	1.06	USD	14,040	63,519

32

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Multi-Sector Income Trust (BIT)

OTC Interest Rate Swaptions Purchased (continued)

	Paid by the Trust		Received by the Trust			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Put (continued)
1-Year Interest Rate Swap, 01/10/26	1.15%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	Bank of America N.A.	01/08/25	1.15%	USD	14,040	$58,368
1-Year Interest Rate Swap, 01/15/26	1.25%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	JPMorgan Chase Bank N.A.	01/13/25	1.24	USD	28,420	106,199
10-Year Interest Rate Swap, 08/09/35	0.91%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	Morgan Stanley & Co. International PLC	08/07/25	0.91	USD	1,480	151,951
10-Year Interest Rate Swap, 08/09/35	0.91%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	Morgan Stanley & Co. International PLC	08/07/25	0.91	USD	2,220	227,927
5-Year Interest Rate Swap, 01/09/31	1.67%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	Barclays Bank PLC	01/07/26	1.66	USD	5,070	141,328
10-Year Interest Rate Swap, 08/09/40	1.05%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	Morgan Stanley & Co. International PLC	08/07/30	1.05	USD	1,640	180,826
10-Year Interest Rate Swap, 08/09/50	0.91%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	Morgan Stanley & Co. International PLC	08/07/40	0.91	USD	1,250	127,589

										2,564,521

										$3,198,866

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
90-Day Euro Future	243	12/13/21	USD	99.38	USD	24,250	$(264,262)
90-Day Euro Future	122	12/13/21	USD	100.00	USD	12,175	(3,813)

							(268,075)

Put
90-Day Euro Future	180	09/10/21	USD	99.38	USD	17,906	(39,375)
90-Day Euro Future	180	09/10/21	USD	99.75	USD	17,964	(19,125)

							(58,500)

							$(326,575)

OTC Interest Rate Swaptions Written

	Paid by the Trust		Received by the Trust			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Call
10-Year Interest Rate Swap, 08/11/31	0.63%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	Deutsche Bank AG	08/09/21	0.63%	USD	29,060	$(71,148)
10-Year Interest Rate Swap, 08/29/31	0.60%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	Deutsche Bank AG	08/27/21	0.60	USD	68,780	(167,765)
10-Year Interest Rate Swap, 10/02/31	0.45%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	Bank of America N.A.	09/30/21	0.45	USD	2,480	(4,616)
10-Year Interest Rate Swap, 01/22/32	1.04%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	Bank of America N.A.	01/20/22	1.04	USD	21,920	(286,075)
10-Year Interest Rate Swap, 01/29/32	1.00%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	Deutsche Bank AG	01/27/22	1.00	USD	3,040	(36,300)
10-Year Interest Rate Swap, 01/29/32	1.25%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	Bank of America N.A.	01/27/22	1.25	USD	2,790	(59,432)
10-Year Interest Rate Swap, 08/10/32	0.72%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	Deutsche Bank AG	08/08/22	0.72	USD	1,150	(9,164)
10-Year Interest Rate Swap, 10/13/32	1.06%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	Deutsche Bank AG	10/11/22	1.06	USD	2,145	(35,635)
10-Year Interest Rate Swap, 12/17/32	1.23%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	Barclays Bank PLC	12/15/22	1.23	USD	3,960	(88,870)
10-Year Interest Rate Swap, 12/18/32	1.23%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	Goldman Sachs International	12/16/22	1.23	USD	1,980	(45,001)
10-Year Interest Rate Swap, 12/18/32	1.25%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	Goldman Sachs International	12/16/22	1.25	USD	1,980	(45,947)

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Multi-Sector Income Trust (BIT)

OTC Interest Rate Swaptions Written (continued)

	Paid by the Trust		Received by the Trust			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Call (continued)
10-Year Interest Rate Swap, 01/01/33	1.25%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	Citibank N.A.	12/30/22	1.25%	USD	2,180	$(51,415)
10-Year Interest Rate Swap, 01/11/33	1.44%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	Barclays Bank PLC	01/09/23	1.44	USD	3,990	(126,113)
10-Year Interest Rate Swap, 01/14/33	1.57%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	JPMorgan Chase Bank N.A.	01/12/23	1.57	USD	2,070	(79,112)

										(1,106,593)

Put
10-Year Interest Rate Swap, 08/11/31	3-Month LIBOR, 0.20%	Quarterly	0.63%	Semi-Annual	Deutsche Bank AG	08/09/21	0.63	USD	29,060	(1,704,946)
10-Year Interest Rate Swap, 08/11/31	3-Month LIBOR, 0.20%	Quarterly	1.00%	Semi-Annual	Deutsche Bank AG	08/09/21	1.00	USD	15,580	(462,569)
2-Year Interest Rate Swap, 08/11/23	6-Month EURIBOR, (0.53%)	Semi-Annual	(0.25%)	Annual	Barclays Bank PLC	08/09/21	(0.25)	EUR	74,580	(10,130)
5-Year Interest Rate Swap, 09/05/26	3-Month LIBOR, 0.20%	Quarterly	0.60%	Semi-Annual	Deutsche Bank AG	09/03/21	0.60	USD	7,880	(66,367)
10-Year Interest Rate Swap, 10/02/31	3-Month LIBOR, 0.20%	Quarterly	1.45%	Semi-Annual	Bank of America N.A.	09/30/21	1.45	USD	4,960	(59,714)
10-Year Interest Rate Swap, 11/06/31	3-Month LIBOR, 0.20%	Quarterly	1.15%	Semi-Annual	Goldman Sachs International	11/04/21	1.15	USD	5,628	(150,266)
10-Year Interest Rate Swap, 01/22/32	3-Month LIBOR, 0.20%	Quarterly	1.54%	Semi-Annual	Bank of America N.A.	01/20/22	1.54	USD	21,920	(320,823)
10-Year Interest Rate Swap, 01/29/32	3-Month LIBOR, 0.20%	Quarterly	1.25%	Semi-Annual	Bank of America N.A.	01/27/22	1.25	USD	2,790	(73,968)
10-Year Interest Rate Swap, 01/29/32	3-Month LIBOR, 0.20%	Quarterly	1.50%	Semi-Annual	Deutsche Bank AG	01/27/22	1.50	USD	3,040	(49,115)
10-Year Interest Rate Swap, 02/09/32	3-Month LIBOR, 0.20%	Quarterly	0.68%	Semi-Annual	Deutsche Bank AG	02/07/22	0.68	USD	7,400	(484,292)
10-Year Interest Rate Swap, 08/10/32	3-Month LIBOR, 0.20%	Quarterly	0.72%	Semi-Annual	Deutsche Bank AG	08/08/22	0.72	USD	1,150	(84,267)
10-Year Interest Rate Swap, 10/13/32	3-Month LIBOR, 0.20%	Quarterly	1.06%	Semi-Annual	Deutsche Bank AG	10/11/22	1.06	USD	2,145	(110,897)
10-Year Interest Rate Swap, 12/17/32	3-Month LIBOR, 0.20%	Quarterly	1.23%	Semi-Annual	Barclays Bank PLC	12/15/22	1.23	USD	3,960	(179,658)
10-Year Interest Rate Swap, 12/18/32	3-Month LIBOR, 0.20%	Quarterly	1.23%	Semi-Annual	Goldman Sachs International	12/16/22	1.23	USD	1,980	(89,041)
10-Year Interest Rate Swap, 12/18/32	3-Month LIBOR, 0.20%	Quarterly	1.25%	Semi-Annual	Goldman Sachs International	12/16/22	1.24	USD	1,980	(87,634)
10-Year Interest Rate Swap, 01/01/33	3-Month LIBOR, 0.20%	Quarterly	1.25%	Semi-Annual	Citibank N.A.	12/30/22	1.25	USD	2,180	(96,965)
10-Year Interest Rate Swap, 01/11/33	3-Month LIBOR, 0.20%	Quarterly	1.44%	Semi-Annual	Barclays Bank PLC	01/09/23	1.44	USD	3,990	(141,004)
10-Year Interest Rate Swap, 01/14/33	3-Month LIBOR, 0.20%	Quarterly	1.57%	Semi-Annual	JPMorgan Chase Bank N.A.	01/12/23	1.57	USD	2,070	(61,475)

										(4,233,131)

										$(5,339,724)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.34.V1	1.00%	Quarterly	06/20/25	USD	5,616	$(81,313)	$(80,043)	$(1,270)
CDX.NA.HY.IG.35.V1	5.00	Quarterly	12/20/25	USD	8,405	(719,454)	(535,277)	(184,177)
CDX.NA.IG.35.V1	1.00	Quarterly	12/20/25	USD	33,433	(744,775)	(686,843)	(57,932)

						$(1,545,542)	$(1,302,163)	$(243,379)

34

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Multi-Sector Income Trust (BIT)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.XO.34.V1	5.00%	Quarterly	12/20/25	B	EUR	109	$14,550	$15,797	$(1,247)

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust		Effective		Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	(a)	Date	Amount (000)		Value	(Received)	(Depreciation)
0.24%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	04/06/21		12/15/22	USD	13,580	$(16,297)	$190	$(16,487)
0.26%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	04/06/21		12/15/22	USD	23,650	(34,659)	68	(34,727)
0.35%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	N/A		10/01/25	USD	1,320	7,409	19	7,390
3-Month LIBOR, 0.20%	Quarterly	0.45%	Semi-Annual	N/A		11/12/25	USD	7,620	(16,002)	119	(16,121)
0.56%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	N/A		01/12/26	USD	620	(838)	6	(844)
3-Month LIBOR, 0.20%	Quarterly	0.48%	Semi-Annual	N/A		01/21/26	USD	5,980	(16,444)	55	(16,499)
0.50%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	N/A		08/19/27	USD	110	1,661	2	1,659
0.84%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	03/31/21		11/15/27	USD	6,220	(15,082)	80	(15,162)
3-Month LIBOR, 0.20%	Quarterly	0.71%	Semi-Annual	08/14/23		08/14/28	USD	7,735	(200,932)	119	(201,051)
0.80%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	N/A		10/08/30	USD	1,490	39,998	26	39,972
0.53%	Quarterly	3-Month LIBOR, 0.20%	Quarterly	N/A		10/21/30	USD	27	860	—	860
3-Month LIBOR, 0.20%	Quarterly	0.56%	Quarterly	N/A		10/21/30	USD	27	(880)	—	(880)
0.81%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	N/A		10/22/30	USD	870	22,284	16	22,268
0.90%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	N/A		10/27/30	USD	970	17,188	17	17,171
0.90%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	N/A		10/27/30	USD	970	17,377	17	17,360
0.88%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	N/A		11/04/30	USD	830	16,577	15	16,562
0.90%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	N/A		11/05/30	USD	1,850	34,444	34	34,410
0.95%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	N/A		11/12/30	USD	1,550	21,545	28	21,517
0.96%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	N/A		11/12/30	USD	2,140	28,392	39	28,353
0.93%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	N/A		11/16/30	USD	270	4,230	5	4,225
0.93%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	N/A		12/03/30	USD	650	11,284	12	11,272
0.95%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	N/A		12/04/30	USD	810	12,084	15	12,069
0.98%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	N/A		12/08/30	USD	700	8,372	13	8,359
0.96%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	N/A		12/11/30	USD	1,260	17,765	23	17,742
0.97%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	N/A		12/29/30	USD	950	13,495	17	13,478
0.95%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	N/A		12/30/30	USD	270	4,294	5	4,289
1.02%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	N/A		01/08/31	USD	1,390	14,104	22	14,082
1.04%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	N/A		01/08/31	USD	1,390	11,537	22	11,515
1.05%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	N/A		01/11/31	USD	400	2,648	6	2,642
1.09%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	N/A		01/11/31	USD	1,400	5,118	23	5,095
1.09%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	N/A		01/12/31	USD	1,400	4,329	23	4,306
1.10%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	N/A		01/12/31	USD	700	1,518	11	1,507
1.13%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	N/A		01/12/31	USD	700	(285)	11	(296)
1.13%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	N/A		01/13/31	USD	1,410	(264)	23	(287)
1.15%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	N/A		01/13/31	USD	705	(1,605)	11	(1,616)
1.18%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	N/A		01/14/31	USD	210	(1,228)	3	(1,231)
1.18%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	N/A		01/14/31	USD	705	(4,089)	11	(4,100)
1.19%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	N/A		01/14/31	USD	1,410	(8,656)	23	(8,679)
1.19%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	N/A		01/14/31	USD	705	(4,226)	11	(4,237)
(0.21%)	Annual	6-Month EURIBOR, (0.53%)	Semi-Annual	N/A		01/28/31	EUR	1,390	3,548	(733)	4,281
3-Month LIBOR, 0.20%	Quarterly	1.19%	Semi-Annual	07/23/21		07/23/31	USD	950	(2,445)	15	(2,460)
3-Month LIBOR, 0.20%	Quarterly	1.19%	Semi-Annual	07/27/21		07/27/31	USD	680	(1,995)	11	(2,006)
3-Month LIBOR, 0.20%	Quarterly	1.15%	Semi-Annual	07/28/21		07/28/31	USD	725	(5,090)	12	(5,102)
3-Month LIBOR, 0.20%	Quarterly	1.17%	Semi-Annual	07/28/21		07/28/31	USD	725	(3,794)	12	(3,806)
3-Month LIBOR, 0.20%	Quarterly	1.18%	Semi-Annual	07/28/21		07/28/31	USD	970	(3,998)	16	(4,014)
0.86%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	10/04/21		10/04/31	USD	220	8,461	4	8,457
1.03%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	11/26/21		11/26/31	USD	710	17,420	13	17,407
3-Month LIBOR, 0.20%	Quarterly	1.28%	Semi-Annual	01/21/22		01/21/32	USD	520	(1,394)	8	(1,402)
0.80%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	02/08/22		02/08/32	USD	3,160	157,924	57	157,867
0.83%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	08/15/22		08/15/32	USD	16,690	934,874	50,200	884,674
0.84%	Quarterly	3-Month LIBOR, 0.20%	Quarterly	N/A		10/21/40	USD	11	851	—	851
3-Month LIBOR, 0.20%	Quarterly	0.91%	Quarterly	N/A		10/21/40	USD	12	(832)	—	(832)

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Multi-Sector Income Trust (BIT)

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Trust		Received by the Trust		Effective		Termination	Notional			Upfront Premium Paid		Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	(a)	Date	Amount (000)		Value	(Received	)	(Depreciation)
1.61%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	03/31/21		02/15/47	USD	1,840	$(3,084)	$51		$(3,135)
3-Month LIBOR, 0.20%	Quarterly	0.99%	Semi-Annual	N/A		08/21/50	USD	175	(26,023)	4		(26,027)
3-Month LIBOR, 0.20%	Quarterly	1.00%	Semi-Annual	N/A		08/21/50	USD	175	(25,559)	4		(25,563)
0.91%	Quarterly	3-Month LIBOR, 0.20%	Quarterly	N/A		10/21/50	USD	13	1,423	—		1,423
3-Month LIBOR, 0.20%	Quarterly	0.99%	Quarterly	N/A		10/21/50	USD	13	(1,377)	—		(1,377)
1.02%	Semi-Annual	3-Month LIBOR, 0.20%	Quarterly	08/14/23		08/14/53	USD	1,430	254,323	36		254,287

									$1,300,259	$50,850		$1,249,409

(a)	Forward Swap.

OTC Credit Default Swaps — Buy Protection

Reference Obligations/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.7	3.00%	Monthly	Deutsche Bank AG	01/17/47	USD	25,000	$5,085,512	$1,763,172	$3,322,340

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)		Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rolls-Royce PLC	1.00%	Quarterly	Citibank N.A.	06/20/25	BB-	EUR	9		$(978)	$(1,482)	$504
Rolls-Royce PLC	1.00	Quarterly	Citibank N.A.	06/20/25	BB-	EUR	21		(2,144)	(3,261)	1,117
GKN Holdings PLC	1.00	Quarterly	Citibank N.A.	12/20/25	BB+	EUR	20		(916)	(1,017)	101
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	B	EUR	20		2,788	2,592	196
CMBX.NA.7	3.00	Monthly	Barclays Bank PLC	01/17/47	C	USD	10,000		(2,034,205)	(494,750)	(1,539,455)
CMBX.NA.7	3.00	Monthly	Barclays Bank PLC	01/17/47	C	USD	5,000		(1,017,102)	(247,089)	(770,013)
CMBX.NA.7	3.00	Monthly	Barclays Bank PLC	01/17/47	C	USD	10,000		(2,034,204)	(244,834)	(1,789,370)
CMBX.NA.9	2.00	Monthly	Credit Suisse International	09/17/58	NR	USD	2,500		(68,176)	(335,170)	266,994
CMBX.NA.9	2.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	2,500		(68,177)	(331,934)	263,757
CMBX.NA.9	2.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	5,000		(136,352)	(657,686)	521,334
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	2,500		(298,521)	(536,466)	237,945
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	5,000		(597,043)	(529,789)	(67,254)

									$(6,255,030)	$(3,380,886)	$(2,874,144)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

36

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Multi-Sector Income Trust (BIT)

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$122,428,313	$2,262,715	$124,691,028
Common Stocks
Aerospace & Defense	1,711,625	—	—	1,711,625
Building Products	987,525	—	—	987,525
Consumer Finance	—	13,951	—	13,951
Energy Equipment & Services	—	—	4,358	4,358
Machinery	829,136	—	—	829,136
Oil, Gas & Consumable Fuels	669,763	—	—	669,763
Corporate Bonds
Aerospace & Defense	—	19,076,475	—	19,076,475
Airlines	—	11,220,802	—	11,220,802
Auto Components	—	6,069,518	—	6,069,518
Automobiles	—	8,835,261	—	8,835,261
Banks	—	11,053,862	—	11,053,862
Beverages	—	10,616,919	—	10,616,919
Biotechnology	—	2,383,052	—	2,383,052
Building Materials	—	5,794,267	—	5,794,267
Building Products	—	3,310,308	—	3,310,308
Capital Markets	—	5,001,851	—	5,001,851
Chemicals	—	12,612,706	—	12,612,706
Commercial Services & Supplies	—	4,667,258	—	4,667,258
Communications Equipment	—	5,613,354	—	5,613,354
Construction & Engineering	—	721,607	—	721,607
Construction Materials	—	3,843,843	—	3,843,843
Consumer Discretionary	—	1,997,429	—	1,997,429
Consumer Finance	—	8,069,936	—	8,069,936
Containers & Packaging	—	3,237,436	—	3,237,436
Diversified Consumer Services	—	7,196,735	—	7,196,735
Diversified Financial Services	—	13,881,598	—	13,881,598
Diversified Telecommunication Services	—	23,149,989	—	23,149,989
Education	—	207,500	—	207,500
Electric Utilities	—	7,583,787	—	7,583,787
Electrical Equipment	—	692,700	—	692,700
Electronic Equipment, Instruments & Components	—	3,538,161	—	3,538,161
Energy Equipment & Services	—	3,221,703	626,194	3,847,897
Environmental, Maintenance, & Security Service	—	3,927,545	—	3,927,545
Equity Real Estate Investment Trusts (REITs)	—	11,083,434	—	11,083,434
Food & Staples Retailing	—	13,845,611	—	13,845,611
Food Products	—	5,525,310	—	5,525,310
Health Care Equipment & Supplies	—	3,076,808	—	3,076,808
Health Care Providers & Services	—	25,904,405	—	25,904,405
Health Care Technology	—	4,666,402	—	4,666,402
Hotels, Restaurants & Leisure	—	21,409,207	—	21,409,207
Household Durables	—	4,112,292	—	4,112,292

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Multi-Sector Income Trust (BIT)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Household Products	$—	$200,685	$—	$200,685
Independent Power and Renewable Electricity Producers	—	8,534,357	—	8,534,357
Insurance	—	13,135,360	—	13,135,360
Interactive Media & Services	—	4,640,979	—	4,640,979
Internet Software & Services	—	4,461,203	—	4,461,203
IT Services	—	8,338,387	—	8,338,387
Leisure Products	—	1,680,586	—	1,680,586
Machinery	—	5,739,031	—	5,739,031
Media	—	57,386,134	—	57,386,134
Metals & Mining	—	16,571,169	—	16,571,169
Multi-line Retail	—	425,887	—	425,887
Offshore Drilling & Other Services	—	233,016	—	233,016
Oil, Gas & Consumable Fuels	116,892	69,287,341	1,693,881	71,098,114
Personal Products	—	113,489	—	113,489
Pharmaceuticals	—	12,080,609	—	12,080,609
Real Estate Management & Development	—	29,746,663	—	29,746,663
Road & Rail	—	3,416,235	—	3,416,235
Semiconductors & Semiconductor Equipment	—	7,988,243	—	7,988,243
Software	—	11,974,325	—	11,974,325
Specialty Retail	—	2,910,234	—	2,910,234
Technology Hardware, Storage & Peripherals	—	785,182	—	785,182
Textiles, Apparel & Luxury Goods	—	29,575	—	29,575
Thrifts & Mortgage Finance	—	1,608,285	—	1,608,285
Tobacco	—	2,838,851	—	2,838,851
Transportation	—	121,052	—	121,052
Transportation Infrastructure	—	2,766,447	—	2,766,447
Utilities	—	12,958,157	—	12,958,157
Wireless Telecommunication Services	—	18,762,744	—	18,762,744
Floating Rate Loan Interests	—	41,328,099	1,866,082	43,194,181
Foreign Agency Obligations	—	34,311,204	—	34,311,204
Municipal Bonds	—	1,130,621	—	1,130,621
Non-Agency Mortgage-Backed Securities	—	76,070,310	6,792,684	82,862,994
Preferred Securities
Capital Trusts	—	52,933,803	—	52,933,803
Preferred Stocks
Banks	—	—	1,552,500	1,552,500
Capital Markets	14,957,273	—	—	14,957,273
Equity Real Estate Investment Trusts (REITs)	—	10,650,000	—	10,650,000
U.S. Government Sponsored Agency Securities	—	99,281,295	—	99,281,295
Warrants	—	121,820	—	121,820
Short-Term Securities
Money Market Funds	9,171,344	—	—	9,171,344
Options Purchased
Interest Rate Contracts	155,793	3,198,866	—	3,354,659

	$28,599,351	$1,017,351,579	$14,798,414	$1,060,749,344

Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$4,614,288	$—	$4,614,288
Foreign Currency Exchange Contracts	—	297,001	—	297,001
Interest Rate Contracts	3,414,664	1,647,350	—	5,062,014
Liabilities
Credit Contracts	—	(4,410,718)	—	(4,410,718)
Foreign Currency Exchange Contracts	—	(109,141)	—	(109,141)
Interest Rate Contracts	(581,217)	(5,737,665)	—	(6,318,882)

	$2,833,447	$(3,698,885)	$—	$(865,438)

(a)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $375,772,241 are categorized as Level 2 within the disclosure hierarchy.

38

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Multi-Sector Income Trust (BIT)

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Preferred Stocks	Warrants		Total
Assets
Opening balance,as of October 31, 2020	$2,173,228	$35,260	$2,153,350	$437,783	$7,370,850	$1,571,250	—	(a)	$13,741,721
Transfers into Level 3	—	—	—	427,392	—	—	—		427,392
Transfers out of Level 3	—	—	—	(154,878)	—	—	—		(154,878)
Accrued discounts/premiums	7,640	—	6,269	547	29,293	—	—		43,749
Net realized gain (loss)	—	—	—	—	175,645	—	—		175,645
Net change in unrealized appreciation (depreciation)(b)	131,322	(30,902)	151,739	60,878	(238,778)	(18,750)	—		55,509
Purchases	4,147	—	10,892	1,102,994	—	—	—		1,118,033
Sales	(53,622)	—	(2,175)	(8,634)	(544,326)	—	$—		(608,757)

Closing balance, as of January 31, 2021	$2,262,715	$4,358	$2,320,075	$1,866,082	$6,792,684	$1,552,500	$—	(a)	$14,798,414

Net change in unrealized appreciation (depreciation) on investments still held at January 31, 2021(b)	$131,322	$(30,902)	$151,738	$60,878	$(238,778)	$(18,750)	$—		$55,508

(a)	Rounds to less than $1.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at January 31, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

Currency Abbreviation

EUR	Euro

GBP	British Pound

NOK	Norwegian Krone

SEK	Swedish Krona

USD	United States Dollar

Portfolio Abbreviation

CAB	Capital Appreciation Bonds

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

DIP	Debtor-In-Possession

Portfolio Abbreviation (continued)

EURIBOR	Euro Interbank Offered Rate

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

PCL	Public Company Limited

PIK	Payment-in-Kind

PJSC	Public Joint Stock Company

RB	Revenue Bond

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SAB	Special Assessment Bonds

S C H E D U L E O F I N V E S T M E N T S	39